UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 16 of its series, Wells Fargo Advantage Emerging Markets Local Bond Fund, Wells Fargo Advantage International Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Diversified International Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Emerging Markets Equity Income Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Intrinsic World Equity Fund, Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund, and Wells Fargo Advantage Traditional Small Cap Growth Fund. Each series has an October 31 fiscal year end.

Date of reporting period: July 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Emerging Markets Local Bond Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Corporate Bonds and Notes @: 19.57%

Brazil : 0.65%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75%	5-22-2018	460,000	$171,188

Germany : 3.12%
KFW (Financials, Commercial Banks, TRY)	5.00	1-16-2017	625,000	294,752
KFW (Financials, Commercial Banks, TRY)	8.50	4-15-2015	1,000,000	520,985

				815,737

Ireland : 0.77%
RZD Capital Limited (Industrials, Road & Rail, RUB)	8.30	4-2-2019	6,500,000	201,637

Luxembourg : 3.94%
European Investment Bank (Financials, Commercial Banks, ZAR)	6.00	10-21-2019	8,500,000	783,933
European Investment Bank (Financials, Commercial Banks, HUF)	6.50	1-5-2015	54,000,000	248,086

				1,032,019

Mexico : 1.59%
America Movil Sab De CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	6.45	12-5-2022	3,000,000	224,705
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels, MXN)	7.65	11-24-2021	2,300,000	191,235

				415,940

Netherlands : 0.85%
Rabobank Nederland (Financials, Commercial Banks, TRY)	6.13	5-2-2017	460,000	223,020

Russia : 0.75%
Sberbank Rossii (Financials, Commercial Banks, RUB)	7.00	1-31-2016	6,500,000	197,200

South Africa : 0.55%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	100,000	144,010

United States : 7.35%
Inter-American Development Bank (Financials, Commercial Banks, MXN)	8.00	1-26-2016	12,500,000	1,066,921
International Bank for Reconstruction & Development (Financials, Diversified Financial Services, MXN)	6.50	9-11-2013	6,900,000	541,833
International Bank for Reconstruction & Development (Financials, Diversified Financial Services, MXN)	7.50	3-5-2020	3,600,000	315,785

				1,924,539

Total Foreign Corporate Bonds and Notes (Cost $5,617,918)				5,125,290

Foreign Government Bonds @: 73.04%
Brazil (BRL)	8.50	1-5-2024	2,025,000	827,717
Brazil (BRL)	10.00	1-1-2017	4,750,000	2,061,221
Chile (CLP)	5.50	8-5-2020	238,000,000	470,118
Colombia (COP)	7.75	4-14-2021	975,000,000	600,103
Hungary (HUF)	6.75	11-24-2017	268,000,000	1,254,071
Indonesia (IDR)	7.38	9-15-2016	11,000,000,000	1,073,880
Malaysia (MYR)	3.26	3-1-2018	2,350,000	710,395
Malaysia (MYR)	4.26	9-15-2016	3,125,000	983,262
Mexico (MXN)	7.75	11-13-2042	13,465,000	1,127,094
Nigeria (NGN)	15.10	4-27-2017	80,000,000	516,862
Poland (PLN) ¤	0.00	7-25-2015	1,800,000	533,039
Poland (PLN)	4.00	10-25-2023	3,400,000	1,056,317
Republic of South Africa (ZAR)	2.00	1-31-2025	1,860,005	190,674
Republic of South Africa (ZAR)	2.60	3-31-2028	10,221,260	1,099,116

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Local Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Romania (RON)		6.00%	4-30-2016	1,800,000	$559,208
Russia (RUB)		7.00	1-25-2023	81,500,000	2,409,531
Russia (RUB)		7.50	3-15-2018	25,400,000	803,666
Thailand (THB)		3.25	6-16-2017	32,000,000	1,021,772
Turkey (TRY)		6.30	2-14-2018	1,590,000	741,636
Turkey (TRY)		9.00	3-8-2017	2,100,000	1,084,739

Total Foreign Government Bonds (Cost $21,014,622)					19,124,421

Yankee Corporate Bonds and Notes : 3.11%

Brazil : 1.29%
ITAU Unibanco Holding SA (Financials, Commercial Banks)		5.13	5-13-2023	$200,000	184,800
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)		5.75	1-20-2020	150,000	155,038

					339,838

Luxembourg : 0.63%
TNK BP Finance SA (Energy, Oil, Gas & Consumable Fuels)		6.63	3-20-2017	150,000	164,430

United Kingdom : 1.19%
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)		7.75	2-15-2017	110,000	116,600
Vedanta Resources plc (Materials, Metals & Mining) 144A		6.00	1-31-2019	200,000	195,000

					311,600

Total Yankee Corporate Bonds and Notes (Cost $838,013)					815,868

		Yield		Shares
Short-Term Investments : 1.59%

Investment Companies : 1.59%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		415,877	415,877

Total Short-Term Investments (Cost $415,877)					415,877

Total investments in securities (Cost $27,886,430)*	97.31%				25,481,456
Other assets and liabilities, net	2.69				703,263

Total net assets	100.00%				$26,184,719

@	Foreign bond principal is denominated in local currency.
¤	Security issued in zero coupon form with no periodic interest payments.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $27,936,148 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$303,412
Gross unrealized depreciation	(2,758,104)

Net unrealized depreciation	$(2,454,692)

2

Wells Fargo Advantage Emerging Markets Local Bond Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign corporate bonds and notes	$0	$5,125,290	$0	$5,125,290
Foreign government bonds	0	19,124,421	0	19,124,421
Yankee corporate bonds and notes	0	815,868	0	815,868
Short-term investments
Investment companies	415,877	0	0	415,877

	$415,877	$25,065,579	$0	$25,481,456

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(153,485)	$0	$(153,485)

+	Forward foreign currency contracts are presented at the unrealized losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013 the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
8-7-2013	State Street Bank	36,000,000 THB	$1,149,825	$1,219,884	$(70,059)
8-28-2013	State Street Bank	4,000,000 MYR	1,231,257	1,313,068	(81,811)
9-24-2013	State Street Bank	24,000,000 HUF	106,169	104,794	1,375

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
9-24-2013	State Street Bank	205,000,000 HUF	$906,858	$896,018	$(10,840)
10-30-2013	State Street Bank	2,150,000 TRY	1,091,776	1,096,491	4,715
10-31-2013	State Street Bank	3,075,000 ZAR	307,716	310,851	3,135

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.61%

United States : 0.61%
JPMorgan Chase & Company (Financials, Diversified Financial Services)	3.25%	9-23-2022	$7,500,000	$7,143,803
NBCUniversal Media LLC (Consumer Discretionary, Media)	2.88	1-15-2023	2,600,000	2,473,884

Total Corporate Bonds and Notes (Cost $10,264,073)				9,617,687

Foreign Corporate Bonds and Notes @: 22.39%

Australia : 0.90%
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.75	5-16-2022	2,500,000	3,674,459
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	3-23-2020	7,000,000	10,645,377

				14,319,836

Brazil : 0.32%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,500,000	5,023,999

Finland : 0.76%
Nordic Investment Bank (Financials, Commercial Banks, AUD)	5.00	4-19-2022	13,000,000	12,064,413

France : 2.16%
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	3.31	1-25-2023	4,300,000	5,648,941
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	4.73	5-26-2021	3,500,000	5,164,153
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	4.88	3-18-2016	3,750,000	5,443,672
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	5.00	3-15-2017	1,900,000	2,825,808
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	7.00	1-15-2015	2,450,000	3,543,645
Veolia Environnement (Utilities, Multi-Utilities, EUR)	6.75	4-24-2019	6,910,000	11,463,134

				34,089,353

Germany : 1.32%
KfW (Financials, Commercial Banks, NOK)	3.75	9-25-2015	35,500,000	6,250,212
KfW (Financials, Commercial Banks, AUD)	6.25	5-19-2021	11,700,000	11,739,868
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.13	1-21-2023	1,700,000	2,180,177
Unitymedia Hessen GmbH & Company (Consumer Discretionary, Media, EUR) 144A	5.75	1-15-2023	500,000	661,849

				20,832,106

Ireland : 0.56%
AG Spring Finance II Limited (Financials, Diversified Financial Services, EUR) 144A	7.50	6-1-2018	3,600,000	4,730,351
Rottapharm Limited (Health Care, Pharmaceuticals, EUR)	6.13	11-15-2019	3,000,000	4,100,803

				8,831,154

Italy : 0.27%
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR)	3.63	3-19-2019	3,000,000	4,329,051

Luxembourg : 2.35%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	4,025,000	5,702,711

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Luxembourg (continued)
European Investment Bank (Financials, Commercial Banks, AUD)	6.50%	8-7-2019	16,400,000	$16,339,635
Fiat Industrial SpA (Financials, Consumer Finance, EUR)	6.25	3-9-2018	3,000,000	4,412,903
Heidelbergcement AG (Industrials, Building Products, EUR)	8.50	10-31-2019	1,730,000	2,905,650
Servus Luxembourg Holding SCA (Consumer Discretionary, Automobiles, EUR) 144A	7.75	6-15-2018	2,550,000	3,409,354
Sunrise Communications (Telecommunication Services, Diversified Telecommunication Services, EUR)	7.00	12-31-2017	200,000	283,365
Telenet Finance V Luxemburg SCA (Consumer Discretionary, Media, EUR)	6.25	8-15-2022	3,000,000	4,110,781

				37,164,399

Mexico : 0.56%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, EUR)	3.00	7-12-2021	6,500,000	8,826,099

Netherlands : 3.33%
Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63	9-1-2020	9,250,000	12,978,096
BMW Finance NV (Financials, Consumer Finance, EUR)	3.63	1-29-2018	3,500,000	5,121,847
British-American Tobacco Holdings BV (Consumer Staples, Tobacco, EUR)	4.00	7-7-2020	4,370,000	6,511,938
Deutsche Telekom International Finance BV (Telecommunication Services, Diversified Telecommunication Services, EUR)	6.00	1-20-2017	2,600,000	4,021,294
Heineken NV (Consumer Staples, Beverages, EUR)	2.13	8-4-2020	6,000,000	7,932,083
Interxion Holding NV (Telecommunication Services, Wireless Telecommunication Services, EUR) 144A	6.00	7-15-2020	1,600,000	2,149,845
Nokia Siemens Networks (Telecommunication Services, Diversified Telecommunication Services, EUR) 144A	6.75	4-15-2018	500,000	688,988
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	7-10-2014	4,361,000	3,571,740
UPC Holdings BV (Consumer Discretionary, Media, EUR)	8.38	8-15-2020	1,635,000	2,392,634
Ziggo Holding BV (Consumer Discretionary, Media, EUR)	3.63	3-27-2020	5,600,000	7,366,147

				52,734,612

New Zealand : 0.60%
General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	4.25	1-17-2018	10,600,000	8,189,431
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,405,000	1,338,863

				9,528,294

Russia : 0.03%
Sberbank Rossii (Financials, Commercial Banks, RUB)	7.00	1-31-2016	14,200,000	430,806

South Africa : 0.25%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	3-1-2018	2,730,000	3,931,483

Spain : 0.25%
Telefonica Emisiones S.A.U. (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.99	1-23-2023	3,000,000	3,935,678

Sweden : 1.87%
Skandinaviska Enskilda Banken (Financials, Commercial Banks, SEK)	3.00	6-20-2018	95,000,000	14,934,158
Swedbank Hypotek AB (Financials, Commercial Banks, SEK)	3.75	9-19-2018	90,000,000	14,633,887

				29,568,045

Switzerland : 0.31%
Eurofima (Financials, Commercial Banks, AUD)	6.25	12-28-2018	5,000,000	4,898,039

2

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United Kingdom : 5.02%
Anglian Water Osprey Financing plc (Utilities, Water & Sewer Revenue, GBP)	7.00%	1-31-2018	4,000,000	$6,550,261
Arqiva Broadcast Finance plc (Consumer Discretionary, Media, GBP) 144A	9.50	3-31-2020	800,000	1,305,233
B.A.T. International Finance plc (Financials, Diversified Financial Services, EUR)	3.63	11-9-2021	4,000,000	5,808,435
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12-13-2017	6,500,000	10,279,049
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	4.60	2-15-2020	9,450,000	14,162,365
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	4.50	7-5-2018	5,000,000	7,463,395
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	5.00	12-2-2019	4,100,000	6,326,773
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	8.25	3-15-2020	3,355,000	5,639,693
National Grid plc (Utilities, Multi-Utilities, EUR)	4.38	3-10-2020	6,511,000	9,985,395
Nationwide Building Society (Financials, Diversified Financial Services, EUR)	3.13	4-3-2017	4,000,000	5,635,734
Phones4u Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	9.50	4-1-2018	2,410,000	3,831,193
Virgin Media Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	8.88	10-15-2019	1,431,000	2,378,273

				79,365,799

United States : 1.53%
Anheuser-Busch InBev NV (Consumer Staples, Beverages, EUR)	2.88	9-25-2024	5,000,000	6,754,851
EP Energy LLC (Energy, Oil, Gas & Consumable Fuels, EUR)	5.88	11-1-2019	3,500,000	5,006,447
General Electric Capital Corporation (Financials, Diversified Financial Services, EUR)	2.63	3-15-2023	3,500,000	4,592,993
IBM Corporation (Information Technology, Computers & Peripherals, EUR)	1.38	11-19-2019	1,800,000	2,345,300
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10-15-2018	1,920,000	2,608,167
National Grid USA (Utilities, Electric Utilities, EUR)	3.25	6-3-2015	2,065,000	2,868,828

				24,176,586

Total Foreign Corporate Bonds and Notes (Cost $346,800,872)				354,049,752

Foreign Government Bonds @: 71.22%
Australia Government Bond (AUD)	5.50	1-21-2018	45,000,000	44,815,839
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	69,750,000	71,669,526
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	42,700,000	58,635,088
Bonos y Obligaciones del Estado 144A (EUR)	4.40	10-31-2023	25,300,000	32,966,181
Bonos y Obligaciones del Estado 144A« (EUR)	5.40	1-31-2023	15,255,000	21,479,887
Brazil (BRL)	8.50	1-5-2024	48,285,000	19,736,455
Brazil (BRL)	10.00	1-1-2017	89,550,000	38,859,444
Canada (NZD)	6.25	6-16-2015	13,150,000	10,992,998
Chile (CLP)	5.50	8-5-2020	531,500,000	1,049,864
Colombia (COP)	7.75	4-14-2021	1,675,000,000	1,030,946
Germany (NOK)	4.00	3-4-2016	40,000,000	7,116,753
Hungary (HUF)	6.75	11-24-2017	707,000,000	3,308,314
Indonesia (IDR)	7.38	9-15-2016	25,630,000,000	2,502,141
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	44,300,000	61,408,566
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	44,900,000	59,930,421
Korea (KRW)	2.75	9-10-2017	33,300,000,000	29,170,880
Korea (KRW)	5.25	9-10-2015	11,400,000,000	10,631,293
Korea (KRW)	5.25	3-10-2027	33,590,000,000	35,232,387
Malaysia (MYR)	3.26	3-1-2018	5,250,000	1,587,052
Malaysia (MYR)	3.31	10-31-2017	223,000,000	67,534,354
Malaysia (MYR)	4.26	9-15-2016	14,875,000	4,680,329
Mexico (MXN)	7.25	12-15-2016	52,500,000	4,436,586

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Mexico (MXN)	7.75%	11-13-2042	851,450,000	$71,271,020
New South Wales Treasury (AUD)	6.00	2-1-2018	15,000,000	14,959,255
New Zealand (NZD)	5.50	4-15-2023	60,925,000	53,454,354
Nigeria (NGN)	15.10	4-27-2017	170,000,000	1,098,331
Norway (NOK)	3.75	5-25-2021	167,000,000	30,852,944
Poland ¤ (PLN)	0.00	7-25-2015	4,000,000	1,184,532
Poland (PLN)	4.00	10-25-2023	80,100,000	24,885,583
Poland (PLN)	5.25	10-25-2020	146,300,000	49,791,984
Province of Ontario (AUD)	6.25	9-29-2020	13,600,000	13,377,236
Queensland Treasury (AUD)	5.75	7-22-2024	11,000,000	10,673,718
Queensland Treasury (AUD)	6.00	2-21-2018	15,000,000	14,900,093
Republic of South Africa (ZAR)	2.00	1-31-2025	245,515,346	25,168,465
Republic of South Africa (ZAR)	2.60	3-31-2028	21,902,700	2,355,248
Republic of South Africa (ZAR)	3.45	12-7-2033	16,968,700	2,071,143
Republic of South Africa (ZAR)	6.50	2-28-2041	22,300,000	1,665,849
Republic of South Africa (ZAR)	7.75	2-28-2023	143,000,000	14,418,134
Romania (RON)	6.00	4-30-2016	3,850,000	1,196,084
Russia (RUB)	7.00	1-25-2023	189,500,000	5,602,529
Russia (RUB)	7.50	3-15-2018	1,203,800,000	38,088,712
Sweden (SEK)	1.50	11-13-2023	216,400,000	31,142,557
Sweden (SEK)	3.75	8-12-2017	247,300,000	41,447,406
Thailand (THB)	3.25	6-16-2017	1,523,000,000	48,629,974
Turkey (TRY)	6.30	2-14-2018	77,655,000	36,221,217
Turkey (TRY)	9.00	3-8-2017	5,900,000	3,047,599

Total Foreign Government Bonds (Cost $1,186,664,257)				1,126,279,271

Yankee Corporate Bonds and Notes : 3.69%

Bermuda : 0.37%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	2-16-2021	$5,550,000	5,799,750

Brazil : 0.83%
ITAU Unibanco Holding SA (Financials, Commercial Banks)	5.13	5-13-2023	7,350,000	6,791,400
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)	5.75	1-20-2020	6,185,000	6,392,736

				13,184,136

Cayman Islands : 0.44%
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	5,700,000	6,106,125
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.38	1-27-2021	860,000	857,012

				6,963,137

Luxembourg : 0.13%
Aguila 3 SA (Industrials, Airlines)	7.88	1-31-2018	1,500,000	1,552,500
TNK BP Finance SA (Financials, Commercial Banks)	6.63	3-20-2017	400,000	438,480

				1,990,980

Mexico : 0.12%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services)	3.13	7-16-2022	2,000,000	1,864,858

Netherlands : 0.41%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	3,200,000	3,500,000

4

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Netherlands (continued)
Myriad International Holdings BV (Consumer Discretionary, Media) 144A		6.00%	7-18-2020	$2,950,000	$3,045,875

					6,545,875

Peru : 0.42%
Banco De Credito Del Peru (Financials, Commercial Banks) 144A(i)		4.25	4-1-2023	7,235,000	6,620,025

United Kingdom : 0.97%
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A		3.13	11-26-2022	2,900,000	2,725,444
HSBC Holdings plc (Financials, Commercial Banks)		4.00	3-30-2022	8,000,000	8,174,872
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)		7.75	2-15-2017	2,795,000	2,962,700
Vedanta Resources plc (Materials, Metals & Mining) 144A		6.00	1-31-2019	1,600,000	1,560,000

					15,423,016

Total Yankee Corporate Bonds and Notes (Cost $58,657,565)					58,391,777

		Yield		Shares
Short-Term Investments : 1.76%

Investment Companies : 1.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		13,436,162	13,436,162
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.12		14,420,000	14,420,000

Total Short-Term Investments (Cost $27,856,162)					27,856,162

Total investments in securities (Cost $1,630,242,929)*	99.67%				1,576,194,649
Other assets and liabilities, net	0.33				5,266,020

Total net assets	100.00%				$1,581,460,669

«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in local currency.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¤	Security issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $1,630,362,389 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,277,071
Gross unrealized depreciation	(104,444,811)

Net unrealized depreciation	$(54,167,740)

5

Wells Fargo Advantage International Bond Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Corporate bonds and notes	$0	$9,617,687	$0	$9,617,687
Foreign corporate bonds and notes	0	354,049,752	0	354,049,752
Foreign government bonds	0	1,126,279,271	0	1,126,279,271
Yankee corporate bonds and notes	0	58,391,777	0	58,391,777
Short-term investments
Investment companies	13,436,162	14,420,000	0	27,856,162

	$13,436,162	$1,562,758,487	$0	$1,576,194,649

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$578,376	$0	$578,376

+	Forward foreign currency contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
8-7-2013	State Street Bank	78,000,000 THB	$2,491,288	$2,643,082	$(151,794)
8-7-2013	State Street Bank	9,350,000,000 JPY	95,498,317	95,889,076	(390,759)
8-28-2013	State Street Bank	8,750,000 MYR	2,693,375	2,872,337	(178,962)
8-28-2013	State Street Bank	1,000,000 GBP	1,520,966	1,567,590	(46,624)
9-4-2013	State Street Bank	32,000,000 CAD	31,130,373	31,131,433	(1,060)
9-4-2013	State Street Bank	33,100,000 CAD	32,200,480	32,126,815	73,665
9-4-2013	State Street Bank	10,100,000 CAD	9,825,524	9,561,497	264,027
9-24-2013	State Street Bank	60,000,000 HUF	265,422	261,986	3,436
10-18-2013	State Street Bank	60,000,000 EUR	79,842,733	78,751,800	1,090,933
10-31-2013	State Street Bank	11,960,000,000 JPY	122,211,616	122,126,804	84,812

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2013	In exchange for	U.S. value at July 31, 2013	Unrealized gains (losses)
8-14-2013	State Street Bank	2,490,000,000 HUF	$11,054,656	8,528,566 EUR	$11,346,423	$(291,767)
8-14-2013	State Street Bank	39,467,460 EUR	52,507,599	11,680,000,000 HUF	51,854,772	652,827
8-14-2013	State Street Bank	9,190,000,000 HUF	40,800,116	31,073,573 EUR	41,340,353	(540,237)
9-3-2013	State Street Bank	29,166,209 EUR	38,805,344	72,265,000 TRY	37,102,737	1,702,607
9-13-2013	State Street Bank	7,470,249,000 JPY	76,313,518	99,600,000 NZD	79,315,043	(3,001,525)
9-18-2013	State Street Bank	14,003,822,600 JPY	143,061,909	154,600,000 AUD	138,521,486	4,540,423
9-18-2013	State Street Bank	45,000,000 AUD	40,319,967	4,104,202,500 JPY	41,928,198	(1,608,231)
9-18-2013	State Street Bank	454,001,000 JPY	4,638,037	5,000,000 AUD	4,479,996	158,041
10-18-2013	State Street Bank	4,416,675,000 JPY	45,127,783	50,000,000 AUD	44,711,890	415,893

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
8-21-2013	State Street Bank	250,000,000 PLN	$78,126,160	$76,600,178	$(1,525,982)
8-28-2013	State Street Bank	14,390,000 GBP	21,886,700	21,720,122	(166,578)
9-4-2013	State Street Bank	75,200,000 CAD	73,156,377	71,332,562	(1,823,815)
9-24-2013	State Street Bank	460,000,000 HUF	2,034,901	2,010,577	(24,324)
9-30-2013	State Street Bank	1,455,000,000 THB	46,330,151	46,651,811	321,660
10-30-2013	State Street Bank	4,575,000 TRY	2,323,197	2,333,231	10,034
10-30-2013	State Street Bank	482,500,000 SEK	73,879,694	74,525,431	645,737
10-31-2013	State Street Bank	417,500,000 ZAR	41,779,328	42,204,970	425,642
10-31-2013	State Street Bank	6,000,000 ZAR	600,421	606,538	6,117
10-31-2013	State Street Bank	4,450,000,000 JPY	45,471,713	45,405,893	(65,820)

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.93%
FHLMC Series 2013-K713 Class B ±144A	3.17%	4-25-2046	$250,000	$228,677

Total Agency Securities (Cost $224,874)				228,677

Asset-Backed Securities : 2.95%
AmeriCredit Automobile Receivables Trust Series 2012-4 Class E 144A	3.82	2-10-2020	250,000	256,341
CAL Funding II Limited Series 2012-1A Class A 144A	3.47	10-25-2027	231,250	230,987
Santander Drive Auto Receivables Trust Series 2012-5 Class D	3.30	9-17-2018	95,000	95,646
TAL Advantage LLC Series 2013-1A Class A 144A	2.83	2-22-2038	143,750	139,864

Total Asset-Backed Securities (Cost $742,528)				722,838

Corporate Bonds and Notes : 31.52%

Consumer Discretionary : 9.03%

Automobiles : 1.01%
Ford Motor Company	7.45	7-16-2031	200,000	246,658

Distributors : 0.06%
LKQ Corporation 144A	4.75	5-15-2023	15,000	14,381

Diversified Consumer Services : 0.71%
Service Corporation International	8.00	11-15-2021	150,000	174,938

Hotels, Restaurants & Leisure : 3.23%
Ameristar Casinos Incorporated	7.50	4-15-2021	10,000	10,675
CityCenter Holdings LLC ¥	10.75	1-15-2017	250,000	270,000
Darden Restaurants Incorporated	3.35	11-1-2022	200,000	184,449
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	150,000	157,875
NAI Entertainment Holdings LLC 144A%%	5.00	8-1-2018	25,000	25,063
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	133,000	144,438

				792,500

Household Durables : 0.49%
Mohawk Industries Incorporated	3.85	2-1-2023	125,000	120,513

Internet & Catalog Retail : 0.75%
Expedia Incorporated	5.95	8-15-2020	175,000	183,460

Media : 2.78%
Cinemark USA Incorporated	5.13	12-15-2022	200,000	192,750
Cox Communications Incorporated 144A	2.95	6-30-2023	185,000	165,539
DISH DBS Corporation	6.75	6-1-2021	150,000	159,000
Lamar Media Corporation	5.88	2-1-2022	150,000	154,500
Lynx I Corporation 144A	5.38	4-15-2021	5,000	5,063
Lynx II Corporation 144A	6.38	4-15-2023	5,000	5,131

				681,983

Consumer Staples : 1.66%

Beverages : 0.81%
Constellation Brands Incorporated	7.25	9-1-2016	175,000	199,063

Food Products : 0.10%
B&G Foods Incorporated	4.63	6-1-2021	25,000	24,156

Tobacco : 0.75%
Lorillard Tobacco Company	8.13	6-23-2019	150,000	183,185

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 5.29%

Energy Equipment & Services : 1.95%
Era Group Incorporated	7.75%	12-15-2022	$100,000	$100,000
NGPL PipeCo LLC 144A	7.77	12-15-2037	250,000	222,500
PHI Incorporated	8.63	10-15-2018	150,000	156,750

				479,250

Oil, Gas & Consumable Fuels : 3.34%
Denbury Resources Incorporated	6.38	8-15-2021	150,000	157,500
Energy Transfer Partners LP	5.20	2-1-2022	175,000	187,317
Exterran Partners LP 144A	6.00	4-1-2021	10,000	10,150
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	25,000	24,656
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	10,000	9,750
Sabine Pass LNG LP 144A	6.50	11-1-2020	175,000	182,000
Sabine Pass LNG LP	7.50	11-30-2016	60,000	66,000
Semgroup LP 144A	7.50	6-15-2021	20,000	20,250
Suburban Propane Partners LP	7.38	3-15-2020	150,000	160,500

				818,123

Financials : 6.52%

Capital Markets : 1.60%
Lazard Group LLC	6.85	6-15-2017	175,000	195,780
Morgan Stanley	4.10	5-22-2023	210,000	197,321

				393,101

Consumer Finance : 2.56%
Ally Financial Incorporated	7.50	9-15-2020	15,000	17,419
Ally Financial Incorporated	8.00	3-15-2020	15,000	17,663
General Motors Financial Company Incorporated 144A	2.75	5-15-2016	300,000	298,875
HSBC Finance Corporation	6.68	1-15-2021	175,000	198,007
SLM Corporation	7.25	1-25-2022	10,000	10,600
SLM Corporation	8.00	3-25-2020	25,000	27,875
SLM Corporation	8.45	6-15-2018	50,000	57,506

				627,945

Diversified Financial Services : 1.01%
General Electric Capital Corporation	5.30	2-11-2021	225,000	246,703

Insurance : 0.61%
Prudential Financial Incorporated ±	5.20	3-15-2044	160,000	148,400

REITs : 0.74%
American Tower Corporation	3.50	1-31-2023	200,000	182,203

Health Care : 0.92%

Health Care Providers & Services : 0.92%
HCA Incorporated	8.50	4-15-2019	5,000	5,413
Health Management Associates Incorporated	6.13	4-15-2016	200,000	220,750

				226,163

Industrials : 1.43%

Air Freight & Logistics : 0.64%
Bristow Group Incorporated	6.25	10-15-2022	150,000	156,000

2

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Transportation Infrastructure : 0.79%
Penske Truck Leasing 144A	4.25%	1-17-2023	$200,000	$194,203

Information Technology : 1.59%

Computers & Peripherals : 0.79%
NCR Corporation	5.00	7-15-2022	200,000	193,500

Internet Software & Services : 0.06%
Verisign Incorporated 144A	4.63	5-1-2023	15,000	14,400

IT Services : 0.74%
Audatex North America Incorporated 144A	6.00	6-15-2021	25,000	25,438
First Data Corporation	11.25	3-31-2016	158,000	157,210

				182,648

Telecommunication Services : 4.65%

Diversified Telecommunication Services : 2.28%
Cincinnati Bell Incorporated	8.25	10-15-2017	250,000	261,875
GCI Incorporated	6.75	6-1-2021	150,000	141,000
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	155,000	155,775

				558,650

Wireless Telecommunication Services : 2.37%
MetroPCS Wireless Incorporated	6.63	11-15-2020	150,000	157,500
Motorola Solutions Incorporated	3.75	5-15-2022	200,000	195,134
Sprint Capital Corporation	6.88	11-15-2028	250,000	230,000

				582,634

Utilities : 0.43%

Independent Power Producers & Energy Traders : 0.43%
NSG Holdings LLC 144A	7.75	12-15-2025	100,000	105,500

Total Corporate Bonds and Notes (Cost $8,010,644)				7,730,260

Foreign Government Bonds @: 21.83%
Brazil (BRL)	8.50	1-5-2024	800,000	326,999
Brazil (BRL)	10.00	1-1-2017	875,000	379,699
Hungary (HUF)	6.75	8-22-2014	62,500,000	284,855
Hungary (HUF)	6.75	11-24-2017	63,000,000	294,800
Indonesia (IDR)	5.25	5-15-2018	2,850,000,000	254,110
Indonesia (IDR)	8.25	6-15-2032	1,475,000,000	143,545
Malaysia (MYR)	3.26	3-1-2018	350,000	105,803
Malaysia (MYR)	4.26	9-15-2016	900,000	283,180
Mexico (MXN)	7.25	12-15-2016	3,600,000	304,223
Mexico (MXN)	7.75	11-13-2042	3,930,000	328,962
Poland (PLN)	4.00	10-25-2023	1,850,000	574,761
Republic of South Africa (ZAR)	7.75	2-28-2023	5,000,000	504,131
Romania (RON)	6.00	4-30-2016	400,000	124,269
Russia (RUB)	6.20	1-31-2018	30,850,000	927,534
Turkey (TRY)	6.30	2-14-2018	360,000	167,918
Turkey (TRY)	9.00	3-8-2017	675,000	348,666

Total Foreign Government Bonds (Cost $6,039,172)				5,353,455

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 1.51%

Idaho : 0.53%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00%	5-1-2017	$130,000	$128,720

Texas : 0.98%
North Texas Tollway Authority (Transportation Revenue)	8.91	2-1-2030	210,000	241,277

Total Municipal Obligations (Cost $379,204)				369,997

Non-Agency Mortgage Backed Securities : 9.35%
Americold LLC Trust Series 2010-ARTA Class B 144A	6.03	1-14-2029	200,000	227,542
BB-UBS Trust Series 2012-TFT Class C ±144A	3.47	6-5-2030	150,000	140,010
Commercial Mortgage Trust Series 2012-LC4 Class B ±	4.93	12-10-2044	175,000	179,837
FREMF Mortgage Trust Series 2011-K15 Class B ±144A	4.93	8-25-2044	250,000	251,118
FREMF Mortgage Trust Series 2011-K703 Class B ±144A	4.89	7-25-2044	250,000	260,145
FREMF Mortgage Trust Series 2013-K502 Class B ±144A	2.73	3-25-2045	250,000	245,481
GS Mortgage Securities Trust Series 2012 Class B 144A	3.41	12-10-2030	250,000	235,212
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class B ±144A	5.31	8-15-2046	250,000	269,118
JPMorgan Chase Commerical Mortgage ±	6.00	12-31-2049	135,000	132,806
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	27,565
Morgan Stanley Trust Series 2012-C5 Class B ±	4.44	8-15-2045	250,000	248,202
Morgan Stanley Trust Series 2013-C7 Class C ±	4.19	2-15-2046	80,000	74,655

Total Non-Agency Mortgage Backed Securities (Cost $2,458,905)				2,291,691

Term Loans : 24.44%
Albertson’s LLC	4.25	3-21-2016	23,097	23,155
Albertson’s LLC	4.75	3-21-2019	16,803	16,877
Allison Transmission Incorporated	3.20	8-7-2017	149,250	150,181
Applied Systems Incorporated	4.25	12-8-2016	9,974	10,018
Arris Group Incorporated	3.50	4-17-2020	54,863	54,702
Atlantic Aviation FBO Incorporated	3.25	5-20-2020	25,000	25,031
Bausch & Lomb Incorporated	3.53	11-1-2016	24,938	24,906
Capital Automotive LP	4.00	4-10-2019	132,866	133,738
CBAC Borrower LLC	8.25	7-2-2020	35,000	36,050
CCC Information Services Incorporated <	4.00	12-20-2019	30,437	30,475
CDW LLC	3.50	4-29-2020	59,850	59,463
Centaur LLC	5.25	2-20-2019	59,850	60,224
Community Health Systems Incorporated	3.77	1-25-2017	150,000	150,980
Cricket Communications Incorporated	4.75	10-10-2019	248,750	250,720
Cricket Communications Incorporated	4.75	3-9-2020	10,000	10,078
Crown Castle International Corporation	3.25	1-31-2019	248,745	248,822
CSC Holdings Incorporated	2.69	4-17-2020	130,000	129,048
DineEquity Incorporated	3.75	10-19-2017	248,729	251,761
Dunkin’ Brands Incorporated	3.75	2-14-2020	248,648	249,767
Emdeon Business Services LLC	3.75	11-2-2018	24,938	25,073
EMI Music Publishing	4.25	6-29-2018	64,837	65,202
Equipower Resources Holdings LLC <	0.00	12-15-2020	45,000	45,169
Federal-Mogul Corporation	2.14	12-29-2014	164,669	162,303
Federal-Mogul Corporation	2.14	12-28-2015	84,015	82,808
First Data Corporation	4.19	3-23-2018	15,000	14,963
Focus Brands Incorporated	4.27	2-21-2018	29,185	29,249
HCA Incorporated	2.94	5-1-2018	100,000	100,275
HGIM Corporation	5.50	6-18-2020	75,000	76,031
Hubbard Radio LLC	4.50	4-29-2019	25,000	25,047
Intelsat Jackson Holdings Limited	4.25	4-2-2018	248,747	250,612
JC Penney Corporation	6.00	5-21-2018	20,000	20,104
KAR Auction Services Incorporated	3.75	5-19-2017	243,259	245,022
Kasima LLC	3.25	5-14-2021	25,000	25,016
La Frontera Generation LLC	4.50	9-30-2020	15,000	15,081
Level 3 Financing Incorporated	5.25	8-1-2019	250,000	251,483
MGM Resorts International	3.50	12-20-2019	248,750	248,854

4

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
Multiplan Incorporated	4.00%	8-25-2017	$37,485	$37,780
National Cinemedia LLC	2.95	11-26-2019	45,000	44,831
Nielsen Finance LLC	2.94	5-2-2016	248,750	249,986
NRG Energy Incorporated	2.75	7-2-2018	248,742	248,327
Nusil Technology LLC	5.25	4-7-2017	4,959	4,957
Pep Boys-Manny, Moe & Jack	5.00	10-11-2018	199,000	199,991
Philadelphia Energy Solutions LLC	6.25	4-4-2018	39,900	39,601
Regal Cinemas Corporation	2.71	8-23-2017	24,300	24,361
Riverbed Technology Incorporated	4.00	12-18-2019	182,603	184,088
Salem Communications Corporation	4.50	3-16-2020	29,600	29,711
SBA Senior Finance II LLC	3.75	9-27-2019	54,986	55,192
Spin Holdco Incorporated	4.25	11-14-2019	91,333	91,818
SRAM LLC First Lien	4.02	4-10-2020	29,433	29,507
Sungard Data Systems Incorporated	4.50	1-31-2020	149,250	151,210
Surgical Care Affiliates LLC	4.25	6-29-2018	25,000	25,039
Syniverse Holdings Incorporated	4.00	4-23-2019	250,000	250,418
Tallgrass Energy Partners LP	5.25	11-13-2018	107,571	108,513
Texas Competitive Electric Holdings LLC	3.72	10-10-2014	400,000	283,800
The Geo Group Incorporated	3.25	4-3-2020	74,813	75,280
United Surgical Partners International Incorporated	4.75	4-3-2019	9,975	10,029
Valeant Pharmaceuticals International Incorporated <	0.00	6-24-2020	10,000	10,130
Valeant Pharmaceuticals International Incorporated Series C	3.50	12-11-2019	199,000	200,803
Vertafore Incorporated	4.25	10-2-2019	14,963	14,995
Washington Multifamily Laundry Systems LLC	5.25	2-21-2019	24,938	25,000

Total Term Loans (Cost $6,035,051)				5,993,655

Yankee Corporate Bonds and Notes : 3.18%

Consumer Discretionary : 0.78%

Media : 0.78%
WPP Finance 2010 Company	3.63	9-7-2022	200,000	189,898

Consumer Staples : 0.61%

Food Products : 0.61%
BRF SA 144A	3.95	5-22-2023	175,000	150,500

Financials : 0.59%

Commercial Banks : 0.59%
Banco de Brasil 144A	5.88	1-26-2022	150,000	144,000

Health Care : 0.15%

Pharmaceuticals : 0.15%
VPII Escrow Corporation 144A	6.75	8-15-2018	10,000	10,550
VPII Escrow Corporation 144A	7.50	7-15-2021	25,000	26,813

				37,363

Industrials : 1.05%

Building Products : 1.05%
ArcelorMittal	4.25	8-5-2015	250,000	257,499

Total Yankee Corporate Bonds and Notes (Cost $825,437)				779,260

5

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Yield		Shares	Value
Short-Term Investments : 2.81%

Investment Companies : 2.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.08%		588,930	$588,930

		Maturity date	Principal
U.S. Treasury Securities : 0.41%
U.S. Treasury Bill #(z)	0.03	9-19-2013	$100,000	99,996

Total Short-Term Investments (Cost $688,925)				688,926

Total investments in securities (Cost $25,404,740)*	98.52%			24,158,759
Other assets and liabilities, net	1.48			361,914

Total net assets	100.00%			$24,520,673

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	Security issued on a when-issued basis.
@	Foreign bond principal is denominated in local currency.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $25,405,349 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,643
Gross unrealized depreciation	(1,282,233)

Net unrealized depreciation	($1,246,590)

6

Wells Fargo Advantage Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

1

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of July 31, 2013, the Fund had unfunded term loan commitments of $60,309.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$228,677	$0	$228,677
Asset-backed securities	0	722,838	0	722,838
Corporate bonds and notes	0	7,730,260	0	7,730,260
Foreign government bonds	0	5,353,455	0	5,353,455
Municipal obligations	0	369,997	0	369,997
Non-agency mortgage backed securities	0	2,291,691	0	2,291,691
Term loans	0	5,523,339	470,316	5,993,655
Yankee corporate bonds and notes	0	779,260	0	779,260
Short-term investments
Investment companies	588,930	0	0	588,930
U.S. Treasury securities	99,996	0	0	99,996

	$688,926	$22,999,517	$470,316	$24,158,759

2

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$0	$207,199	$0	$207,199
Forward foreign currency contracts+	0	21,315	0	21,315

+	Futures contracts and forward foreign currency contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the period ended July 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Term loans
Balance as of January 31, 2013	$0
Accrued discounts	(335)
Realized losses	(32)
Change in unrealized losses	(2,141)
Purchases	474,741
Sales	(1,917)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of July 31, 2013	$470,316

Change in unrealized gains (losses) relating to securities still held at July 31, 2013	$(2,141)

The investment types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the nine months ended July 31, 2013, the Fund entered into futures contracts to manage duration exposure.

At July 31, 2013, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at July 31, 2013	Unrealized gains
9-19-2013	4 Short	U.S. Treasury Bonds	$536,250	$24,305
9-19-2013	54 Short	10-Year U.S. Treasury Notes	6,827,625	174,999
9-30-2013	6 Short	5-Year U.S. Treasury Notes	728,203	7,895

As of July 31, 2013, the Fund had segregated $99,996 as cash collateral for open futures contracts.

3

During the nine months ended July 31, 2013, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
8-13-2013	State Street Bank	135,000,000 HUF	$599,402	$589,172	($10,230)
8-28-2013	State Street Bank	1,135,000 TRY	583,379	609,674	26,295
10-31-2013	State Street Bank	5,150,000 ZAR	515,362	520,612	5,250

4

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 88.72%

Australia : 4.07%
AMP Limited (Financials, Insurance)	465,857	$1,892,684
BHP Billiton Limited (Materials, Metals & Mining)	63,100	1,964,691
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	17,600	966,271
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	558,900	1,803,498
Treasury Wine Estates Limited (Consumer Staples, Beverages)	138,300	592,963

		7,220,107

China : 10.83%
Baidu Incorporated (Information Technology, Internet Software & Services)†	8,500	1,124,635
China Construction Bank (Financials, Commercial Banks)	1,254,000	936,183
China Dongxiang Group Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,049,000	898,399
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	131,500	1,398,828
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	21,670	30,456
Country Garden Holdings Company Limited (Financials, Real Estate Management & Development)	1,530,000	864,072
Guodian Technology & Environment Group Corporation Limited (Industrials, Electrical Equipment)	2,925,000	584,578
Hollysys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)†«	70,000	950,600
Huaneng Renewables Corporation Limited (Utilities, Independent Power Producers & Energy Traders)	2,558,000	907,022
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	5,146,000	3,383,955
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	2,234,000	2,612,613
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	5,162,000	1,737,173
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	2,676,000	900,557
SINA Corporation (Information Technology, Internet Software & Services)†	14,500	1,000,065
Trina Solar Limited (Information Technology, Semiconductors & Semiconductor Equipment)†	121,100	898,562
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	1,172,000	995,858

		19,223,556

Hong Kong : 6.83%
China Singyes Solar Technologies Holdings Limited (Industrials, Construction & Engineering)	882,000	887,049
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	675,000	1,218,474
First Pacific Company Limited (Financials, Diversified Financial Services)	1,323,000	1,496,043
GCL-Poly Energy Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)†«	9,299,000	2,374,029
L’Occitane International SA (Consumer Discretionary, Specialty Retail)	343,250	770,095
Magic Holdings International Limited (Consumer Staples, Personal Products)	1,599,000	947,984
Shun Tak Holdings Limited (Industrials, Industrial Conglomerates)	1,840,000	790,036
SmarTone Telecommunications Holding Limited (Telecommunication Services, Wireless Telecommunication Services)	601,000	957,806
Termbray Petro-King Oilfield Services Limited (Energy, Energy Equipment & Services)†	1,796,000	891,562
Tianneng Power International Limited (Consumer Discretionary, Auto Components)	1,558,000	761,362
Wasion Group Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,582,000	1,034,187

		12,128,627

India : 2.93%
Aditya Birla Nuvo Limited (Industrials, Industrial Conglomerates)	48,400	927,524
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	362,200	1,677,122
Emami Limited (Consumer Staples, Personal Products)	132,450	1,019,650
Hindalco Industries Limited (Materials, Metals & Mining)	538,600	798,090
Oberoi Realty Limited (Financials, Real Estate Management & Development)	238,500	781,729

		5,204,115

Indonesia : 4.96%
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	1,925,000	810,083
PT Astra Otoparts Tbk (Consumer Discretionary, Auto Components)	581,500	226,320
PT Garuda Indonesia Persero Tbk (Industrials, Airlines)†	22,216,000	1,080,808
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	298,500	1,230,015

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name	Shares	Value
Indonesia (continued)
PT Lippo Karawaci Terbuka Tbk (Financials, Real Estate Management & Development)	14,164,500	$1,764,102
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	2,331,500	2,699,572
PT Tower Bersama Infrastructure Tbk (Telecommunication Services, Wireless Telecommunication Services)†	1,809,500	1,003,566

		8,814,466

Japan : 29.88%
Dynam Japan Holdings Corporation Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	680,600	1,295,278
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	71,000	1,756,327
FUJIFILM Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	84,300	1,853,722
GLP J-REIT (Financials, REITs)	2,750	2,696,354
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	749,000	5,033,623
Japan Airlines Company Limited (Industrials, Airlines)	46,000	2,443,060
Japan Retail Fund Investment Corporation (Financials, REITs)	460	906,751
JFE Holdings Incorporated (Materials, Metals & Mining)	145,400	3,292,328
M3 Incorporated (Health Care, Health Care Technology)	600	1,654,581
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	55,700	1,017,744
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	337,000	3,280,165
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	424,000	2,282,178
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	175,000	5,295,935
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,876,300	3,890,194
Modec Incorporated (Energy, Energy Equipment & Services)	61,600	1,807,546
Nagoya Railroad Company Limited (Industrials, Road & Rail)	635,000	1,777,040
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	66,300	3,341,748
ORIX Corporation (Financials, Diversified Financial Services)	215,800	3,206,915
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	486,000	2,243,611
THK Company Limited (Industrials, Machinery)	109,600	2,290,283
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	36,900	1,682,755

		53,048,138

Malaysia : 2.82%
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	743,600	958,153
Eastern & Oriental Bhd (Financials, Real Estate Management & Development)	3,121,800	1,915,038
Gamuda Bhd (Industrials, Construction & Engineering)	760,600	1,116,047
Malayan Banking Bhd (Financials, Commercial Banks)	320,400	1,013,349

		5,002,587

New Zealand : 0.47%
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)«	464,200	834,202

Philippines : 1.98%
ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	969,200	898,234
D&L Industries Incorporated (Materials, Chemicals)	2,125,700	340,171
Global Estate Resorts Incorporated (Financials, Real Estate Management & Development)†	6,823,000	263,934
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	25,200	474,059
Pepsi-Cola Products Philippines Incorporated (Consumer Staples, Beverages)	960,500	130,042
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	245,800	1,409,261

		3,515,701

Singapore : 12.80%
Ascott Residence Trust (Financials, REITs)	1,325,000	1,308,475
CapitaLand Limited (Financials, Real Estate Management & Development)	318,000	808,231
CapitaMall Trust (Financials, REITs)	590,000	942,440
Croesus Retail Trust (Financials, REITs)†	2,451,000	1,803,269
CSE Global Limited (Information Technology, IT Services)	1,498,000	972,459
Dyna-Mac Holdings Limited (Energy, Energy Equipment & Services)	2,305,000	734,567

2

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name		Shares	Value
Singapore (continued)
Global Logistic Properties Limited (Financials, Real Estate Management & Development)		636,000	$1,421,285
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)		1,808,000	1,337,920
Keppel Corporation Limited (Industrials, Industrial Conglomerates)		107,000	871,425
Lippo Malls Indonesia REIT (Financials, REITs)		4,806,000	1,871,952
Mapletree Commercial Trust (Financials, REITs)		1,938,000	1,814,707
Mapletree Greater China Commercial Trust (Financials, REITs)†		1,193,000	882,417
Religare Health Trust (Financials, REITs)		1,390,000	929,693
SIA Engineering Company (Industrials, Transportation Infrastructure)		382,000	1,463,855
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)		407,000	1,063,257
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)		321,000	992,666
SPH REIT (Financials, REITs)†		250,000	192,784
STX OSV Holdings Limited (Industrials, Machinery)		3,038,000	1,972,184
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)		234,000	1,347,822

			22,731,408

South Korea : 3.87%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)		4,500	931,304
Korea Electric Power Corporation (Utilities, Electric Utilities)†		48,600	1,239,415
KT Corporation (Telecommunication Services, Diversified Telecommunication Services)		31,700	1,027,109
POSCO (Materials, Metals & Mining)		4,600	1,324,610
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		12,000	2,355,297

			6,877,735

Taiwan : 3.28%
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)		309,000	646,101
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)		307,000	2,027,112
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		119,000	1,428,643
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		502,000	1,715,939

			5,817,795

Thailand : 2.42%
PTT Global Chemical PCL (Materials, Chemicals)		823,100	1,735,610
Shin Corporation PCL (Telecommunication Services, Wireless Telecommunication Services)		618,800	1,719,987
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)		435,900	849,518

			4,305,115

United Kingdom : 1.58%
HSBC Holdings plc (Financials, Commercial Banks)		250,000	2,809,258

Total Common Stocks (Cost $153,771,434)			157,532,810

Investment Companies : 0.51%

Thailand : 0.51%
Samui Airport Property Fund		1,597,900	908,710

Total Investment Companies (Cost $932,934)			908,710

	Dividend yield
Preferred Stocks : 2.79%
South Korea : 2.79%
Samsung Electronics Company Limited ±	0.94%	6,800	4,945,234

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name			Shares	Value
Total Preferred Stocks (Cost $5,077,637)				$4,945,234

		Expiration date
Warrants : 3.14%

United Kingdom : 3.14%
HSBC Bank plc (Financials, Commercial Banks)†		2-19-2019	180,000	359,477
HSBC Bank plc (Financials, Commercial Banks)†		6-8-2020	702,500	1,299,801
HSBC Bank plc (Financials, Commercial Banks)†		6-11-2020	241,819	682,975
HSBC Bank plc (Financials, Commercial Banks)†		8-20-2020	693,500	1,394,038
HSBC Bank plc (Financials, Commercial Banks)†		2-20-2023	749,900	1,836,545

Total Warrants (Cost $5,551,532)				5,572,836

	Yield
Short-Term Investments : 1.74%

Investment Companies : 1.74%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		1,597,171	1,597,171
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.12		1,490,479	1,490,479

Total Short-Term Investments (Cost $3,087,650)				3,087,650

Total investments in securities (Cost $168,421,187)*	96.90%			172,047,240
Other assets and liabilities, net	3.10			5,511,070

Total net assets	100.00%			$177,558,310

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $172,415,015 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,341,103
Gross unrealized depreciation	(12,708,878)

Net unrealized depreciation	$(367,775)

4

Wells Fargo Advantage Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$157,532,810	$0	$0	$157,532,810
Investment companies	908,710	0	0	908,710
Preferred stocks	4,945,234	0	0	4,945,234
Warrants	0	5,572,836	0	5,572,836
Short-term investments
Investment companies	1,597,171	1,490,479	0	3,087,650

	$164,983,925	$7,063,315	$0	$172,047,240

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.04%

Australia : 1.80%
Arrium Limited (Materials, Metals & Mining)	198,700	$177,708
Bendigo Bank Limited (Financials, Commercial Banks)	26,100	250,553
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	46,700	179,239
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	143,340
Leighton Holdings Limited (Industrials, Construction & Engineering)	7,100	105,428
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	20,800	163,965
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	88,379
Perilya Limited (Industrials, Professional Services)†	289,100	45,475
Seven Network Limited (Industrials, Trading Companies & Distributors)	15,300	95,442
Toll Holdings Limited (Industrials, Air Freight & Logistics)	26,100	125,042
United Construction Group Limited (Industrials, Construction & Engineering)	14,100	92,265

		1,466,836

Austria : 0.45%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	234,547
Voestalpine AG (Materials, Metals & Mining)	3,400	130,336

		364,883

Belgium : 1.77%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	7,409	713,418
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	236,374
KBC Groep NV (Financials, Commercial Banks)	3,700	148,407
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	3,381	163,702
UCB SA (Health Care, Pharmaceuticals)	3,202	184,555

		1,446,456

Brazil : 0.57%
Banco do Brasil SA (Financials, Commercial Banks)	12,100	120,239
BM&F Bovespa SA (Financials, Diversified Financial Services)	14,800	79,795
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	17,700	181,550
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	84,076

		465,660

Canada : 3.16%
Barrick Gold Corporation (Materials, Metals & Mining)	18,169	300,723
Canadian Pacific Railway Limited (Industrials, Road & Rail)	2,980	366,182
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	11,290	334,184
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	4,500	344,149
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	3,400	243,869
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,293	135,674
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	6,539	612,050
WestJet Airlines Limited (Industrials, Airlines)	11,100	237,757

		2,574,588

China : 4.40%
AutoNavi Holdings Limited ADR (Information Technology, Software)†«	19,212	239,382
Baidu Incorporated (Information Technology, Internet Software & Services)†	7,848	1,038,369
Biostime International Holdings Limited (Consumer Staples, Food Products)	27,500	132,791
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	220,000	142,968
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	50,500	537,192
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	369,200	274,677
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	141,500	143,952
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	513,000	337,343
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	172,000	73,186
Tencent Holdings Limited (Information Technology, Internet Software & Services)	9,200	417,319

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
China (continued)
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	546,241	$247,920

		3,585,099

Denmark : 0.11%
Rockwool International A/S B Shares (Industrials, Building Products)	563	89,258

Finland : 0.39%
Metso Oyj (Industrials, Machinery)	5,883	207,166
TietoEnator Oyj (Information Technology, IT Services)	5,800	110,725

		317,891

France : 5.76%
Alstom SA (Industrials, Machinery)	3,400	114,979
Arkema SA (Materials, Chemicals)	910	91,220
AXA SA (Financials, Insurance)	7,500	165,379
BNP Paribas SA (Financials, Commercial Banks)	3,600	232,926
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	1,400	140,581
Credit Agricole SA (Financials, Commercial Banks)†	10,900	104,087
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	752	136,708
Pernod-Ricard SA (Consumer Staples, Beverages)	2,717	323,503
Renault SA (Consumer Discretionary, Automobiles)	2,500	196,792
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	5,065	540,203
Schneider Electric SA (Industrials, Electrical Equipment)	6,911	549,896
SCOR SE (Financials, Insurance)	7,700	246,105
Societe Generale SA (Financials, Commercial Banks)	3,700	148,727
Thales SA (Industrials, Aerospace & Defense)	4,200	216,514
Total SA (Energy, Oil, Gas & Consumable Fuels)	6,000	320,082
Unibail-Rodamco SE (Financials, Real Estate Management & Development)	1,717	416,069
Vivendi SA (Telecommunication Services, Wireless Telecommunication Services)	12,000	256,385
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	3,383	491,688

		4,691,844

Germany : 12.49%
Allianz AG (Financials, Insurance)	4,608	718,465
BASF SE (Materials, Chemicals)	2,900	257,175
Bayer AG (Health Care, Pharmaceuticals)	11,446	1,330,095
Beiersdorf AG (Consumer Staples, Personal Products)	4,850	448,557
Brenntag AG (Materials, Chemicals)	837	137,518
Daimler AG (Consumer Discretionary, Automobiles)	4,800	333,460
Deutsche Bank AG (Financials, Commercial Banks)	3,300	148,848
Deutsche Post AG (Industrials, Air Freight & Logistics)	24,445	685,205
E.ON SE (Utilities, Electric Utilities)	6,200	105,205
Hannover Rueckversicherung AG (Financials, Insurance)	2,200	163,606
Heidelbergcement AG (Materials, Construction Materials)	5,643	433,464
Kabel Deutschland Holding AG (Consumer Discretionary, Media)	6,219	701,423
Linde AG (Materials, Chemicals)	5,886	1,133,848
Metro AG (Consumer Staples, Food & Staples Retailing)	23,616	814,186
MTU Aero Engines AG (Industrials, Aerospace & Defense)	458	41,737
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	4,834	959,491
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	101,161
RWE AG (Utilities, Multi-Utilities)	2,900	87,249
SAP AG (Information Technology, Software)	5,752	423,089
Siemens AG (Industrials, Industrial Conglomerates)	7,167	784,794
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	364,303

		10,172,879

Hong Kong : 4.09%
AIA Group Limited (Financials, Insurance)	200,200	948,650
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	48,500	324,246

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Hong Kong (continued)
China Everbright Limited (Financials, Capital Markets)	404,000	$571,963
China Resources Land Limited (Financials, Real Estate Management & Development)	104,600	287,274
Guangdong Investment Limited (Utilities, Water Utilities)	58,000	46,965
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	1,902,366	490,579
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	24,058	162,873
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	178,500	106,102
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	90,535
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,600	73,562
Wheelock & Company (Financials, Real Estate Management & Development)	22,000	114,601
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	115,620

		3,332,970

India : 0.53%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	16,734	77,485
Gail Limited (Utilities, Gas Utilities)	800	24,240
Grasim Industries GDR (Industrials, Construction & Engineering)	1,800	78,678
Tata Motors Limited ADR (Consumer Discretionary, Auto Components)	7,700	185,108
Tata Steel Limited GDR (Industrials, Machinery)	17,100	62,928

		428,439

Indonesia : 0.20%
PT Bank Rakyat Indonesia Tbk (Financials, Commercial Banks)	202,500	162,552

Ireland : 1.05%
Covidien plc (Health Care, Health Care Equipment & Supplies)	10,501	647,177
Mallinckrodt plc (Health Care, Pharmaceuticals)†	1,259	57,776
Smurfit Kappa Group plc (Materials, Containers & Packaging)	7,500	151,660

		856,613

Israel : 0.45%
Bank Hapoalim Limited (Financials, Commercial Banks)	38,000	182,107
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	182,242

		364,349

Italy : 1.89%
Enel SpA (Utilities, Electric Utilities)	48,100	160,231
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	30,391	671,554
Intesa Sanpaolo SpA (Financials, Commercial Banks)	372,695	707,032

		1,538,817

Japan : 18.14%
Adeka Corporation (Materials, Chemicals)	20,600	208,293
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	131,110
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	114,093
Aozora Bank Limited (Financials, Commercial Banks)	41,000	126,882
Asahi Glass Company Limited (Industrials, Building Products)	79,000	512,358
Capcom Company Limited (Information Technology, Software)	31,900	567,560
Credit Saison Company Limited (Financials, Consumer Finance)	1,100	24,728
Daiwa Securities Group Incorporated (Financials, Capital Markets)	78,000	665,999
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	7,300	164,177
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	23,000	103,830
Hitachi Capital Corporation (Financials, Consumer Finance)	5,100	121,679
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	50,000	336,023
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	19,000	704,422
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	49,000	206,690
Itochu Corporation (Industrials, Trading Companies & Distributors)	38,700	460,874
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	23,400	818,558

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Japan (continued)
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	$151,655
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	8,400	464,141
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	172,588
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	180,768
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	208,967
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	86,957
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	5,500	100,495
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	7,000	37,677
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	106,000	650,659
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	9,000	120,876
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	11,000	332,887
Mitsui OSK Lines Limited (Industrials, Marine)†	162,000	625,432
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	154,300	319,915
NGK Insulators Limited (Industrials, Electrical Equipment)	30,000	401,389
Nichirei Corporation (Consumer Staples, Food Products)	21,000	101,236
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	5,600	282,259
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	26,200	274,818
Nitto Denko Corporation (Materials, Chemicals)	10,300	581,749
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	100	152,691
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,400	154,182
ORIX Corporation (Financials, Diversified Financial Services)	2,900	43,096
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	6,000	193,954
Rengo Company Limited (Materials, Containers & Packaging)	23,000	116,750
Sankyu Incorporated (Industrials, Road & Rail)	28,000	97,804
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	26,964
Sharp Corporation (Consumer Discretionary, Household Durables)†	85,000	350,730
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	132,017
Sumitomo Corporation (Consumer Discretionary, Distributors)	19,900	266,661
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	8,000	366,459
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,000	134,052
Toshiba TEC Corporation (Information Technology, Office Electronics)	22,000	126,953
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	19,000	109,642
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	22,600	1,378,021
West Japan Railway Company (Industrials, Road & Rail)	2,700	114,166
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	10,990	445,616
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	21,000	207,190

		14,778,692

Liechtenstein : 0.13%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	1,400	107,937

Malaysia : 0.25%
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	41,700	38,564
Tenaga Nasional Berhad (Utilities, Electric Utilities)	59,200	162,234

		200,798

Netherlands : 3.07%
Aegon NV (Financials, Insurance)	17,300	133,372
Akzo Nobel NV (Materials, Chemicals)	10,300	626,963
ING Groep NV (Financials, Diversified Financial Services)†	16,600	169,604
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	16,900	278,451
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	1,899	109,365
Nutreco NV (Consumer Staples, Food Products)	2,600	122,445
Unilever NV (Consumer Staples, Food Products)	21,669	871,739
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	4,696	186,545

		2,498,484

Nigeria : 0.18%
Nigerian Breweries plc (Consumer Staples, Beverages)	136,314	146,236

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Norway : 1.27%
Atea ASA (Information Technology, IT Services)	5,400	$56,815
DnB Nor ASA (Financials, Commercial Banks)	7,800	129,916
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)†	11,711	75,519
Marine Harvest ASA (Consumer Staples, Food Products)«	547,586	551,972
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	5,700	123,619
Yara International ASA (Materials, Chemicals)	2,200	98,785

		1,036,626

Russia : 1.12%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)(i)	10,500	185,640
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	247,901
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	14,461	281,845
Sberbank of Russia (Financials, Commercial Banks)	67,125	193,991

		909,377

Singapore : 0.18%
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	64,000	143,022

South Africa : 0.31%
Absa Group Limited (Financials, Commercial Banks)	9,300	134,756
Imperial Holding Limited (Consumer Discretionary, Distributors)	5,700	118,969

		253,725

South Korea : 2.80%
Hana Financial Group Incorporated (Financials, Commercial Banks)	14,830	475,225
Industrial Bank of Korea (Financials, Commercial Banks)	13,500	136,992
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	126	143,561
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)	837	479,601
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	4,477	878,723
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	16,400	164,230

		2,278,332

Spain : 0.40%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	22,800	166,644
Grifols SA (Health Care, Biotechnology)	3,658	154,314
Grifols SA B Shares (Health Care, Biotechnology)	232	7,435

		328,393

Sweden : 1.41%
Boliden AB (Materials, Metals & Mining)	12,400	175,399
Nordea Bank AB (Financials, Commercial Banks)	15,000	189,970
Saab AB (Industrials, Aerospace & Defense)	9,100	164,880
Telefonaktiebolaget LM Ericsson Class B Shares (Information Technology, Communications Equipment)	11,300	133,575
Volvo AB Class B (Industrials, Machinery)	33,135	488,524

		1,152,348

Switzerland : 8.94%
ABB Limited (Industrials, Electrical Equipment)	27,464	606,585
Actelion Limited (Health Care, Biotechnology)	725	48,179
Baloise Holding AG (Financials, Insurance)	2,000	217,408
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,334	326,393
Credit Suisse Group AG (Financials, Capital Markets)	20,379	598,741
Georg Fischer AG (Industrials, Machinery)	400	209,520
Holcim Limited (Materials, Construction Materials)	4,140	299,277

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Switzerland (continued)
Nestle SA (Consumer Staples, Food Products)	13,035	$883,132
Novartis AG (Health Care, Pharmaceuticals)	8,991	647,037
Roche Holdings AG (Health Care, Pharmaceuticals)	3,633	895,050
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	501	297,747
Swiss Reinsurance AG (Financials, Insurance)	6,501	517,720
UBS AG (Financials, Diversified Financial Services)	20,708	407,917
Valora Holding AG (Consumer Discretionary, Specialty Retail)	600	121,368
Zurich Financial Services AG (Financials, Insurance)	4,472	1,203,712

		7,279,786

Thailand : 0.14%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	107,100	118,050

United Kingdom : 17.51%
Amlin plc (Financials, Insurance)	19,500	119,280
AstraZeneca plc (Health Care, Pharmaceuticals)	9,400	476,897
Aviva plc (Financials, Insurance)	22,000	124,332
BAE Systems plc (Industrials, Aerospace & Defense)	49,700	337,128
Barclays plc (Financials, Commercial Banks)	50,000	218,984
BP plc (Energy, Oil, Gas & Consumable Fuels)	141,149	976,023
British Land Company plc (Financials, REITs)	19,975	181,562
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	70,500	365,394
Capita plc (Industrials, Professional Services)	38,503	610,913
Centrica plc (Utilities, Gas Utilities)	21,200	126,099
Cobham plc (Industrials, Aerospace & Defense)	10,300	45,064
Debenhams plc (Consumer Discretionary, Multiline Retail)	457,053	753,697
Diageo plc (Consumer Staples, Beverages)	4,429	138,391
Firstgroup plc (Industrials, Road & Rail)	32,500	49,416
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	4,400	112,719
HSBC Holdings plc (Financials, Commercial Banks)	52,764	600,239
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	14,796	496,536
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,563	103,364
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	42,600	255,074
Johnson Matthey plc (Materials, Chemicals)	7,357	317,289
Land Securities Group plc (Financials, REITs)	24,606	355,229
Liberty Global plc Class A (Consumer Discretionary, Media)†	3,993	323,912
Liberty Global plc Class C (Consumer Discretionary, Media)†	448	34,568
Man Group plc (Financials, Capital Markets)	409,697	500,471
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	33,800	79,904
Meggitt plc (Industrials, Aerospace & Defense)	34,947	291,068
Old Mutual plc (Financials, Insurance)	59,600	176,074
Pace plc (Consumer Discretionary, Household Durables)	36,800	174,608
Prudential plc (Financials, Insurance)	8,667	153,865
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	5,706	406,149
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)	28,183	503,762
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	53,200	101,163
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	19,000	670,423
SABMiller plc (Consumer Staples, Beverages)	14,318	701,466
Smiths Group plc (Industrials, Industrial Conglomerates)	20,061	422,672
Standard Chartered plc (Financials, Commercial Banks)	8,419	195,249
Tesco plc (Consumer Staples, Food & Staples Retailing)	76,159	425,542
Tullett Prebon plc (Financials, Capital Markets)	20,600	104,323
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	111,300	334,397
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	18,872	565,216
WH Smith plc (Consumer Discretionary, Specialty Retail)«	15,600	184,750
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	48,700	214,174
Wolseley plc (Industrials, Trading Companies & Distributors)	11,972	572,962
WPP plc (Consumer Discretionary, Media)	20,333	366,230

		14,266,578

United States : 2.08%
Apple Incorporated (Information Technology, Computers & Peripherals)	719	325,348

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name			Shares	Value
United States (continued)
KKR & Company LP (Financials, Capital Markets)			16,873	$345,053
QUALCOMM Incorporated (Information Technology, Communications Equipment)			7,896	509,687
Schlumberger Limited (Energy, Energy Equipment & Services)			6,381	518,967

				1,699,055

Total Common Stocks (Cost $71,159,580)				79,056,573

		Dividend yield
Preferred Stocks : 0.62%

Brazil : 0.21%
Companhia Energetica de Minas Gerais SA (Utilities, Oil, Gas & Consumable Fuels) ±		6.89%	7,109	65,003
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		3.26	8,400	103,649

				168,652

Germany : 0.41%
Henkel AG & Company KGaA Vorzug (Consumer Staples, Household Products) ±		1.28	3,405	333,578

Total Preferred Stocks (Cost $547,332)				502,230

		Yield
Short-Term Investments : 2.82%

Investment Companies : 2.82%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08	1,167,587	1,167,587
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.12	1,129,761	1,129,761

Total Short-Term Investments (Cost $2,297,348)				2,297,348

Total investments in securities (Cost $74,004,260)*	100.48%			81,856,151
Other assets and liabilities, net	(0.48)			(387,055)

Total net assets	100.00%			$81,469,096

(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $76,682,177 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,933,778
Gross unrealized depreciation	(7,759,804)

Net unrealized appreciation	$5,173,974

Wells Fargo Advantage Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$78,808,672	$247,901	$0	$79,056,573
Preferred stocks	502,230	0	0	502,230
Short-term investments
Investment companies	1,167,587	1,129,761	0	2,297,348

	$80,478,489	$1,377,662	$0	$81,856,151

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(38,905)	$0	$(38,905)

+	Forward foreign currency contracts are presented at the unrealized losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S.value at July 31, 2013	In exchange for U.S. $	Unrealized losses
10-7-2013	Barclays	209,706,000 JPY	$2,142,554	$2,103,649	$(38,905)

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 88.20%

Argentina : 0.29%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)«	94,800	$11,132,364

Brazil : 11.68%
All America Latina Logistica SA (Industrials, Road & Rail)	8,132,870	31,442,748
B2W Companhia Global do Varejo (Consumer Discretionary, Internet & Catalog Retail)†	2,015,290	9,363,786
Banco Bradesco SA ADR (Financials, Commercial Banks)	7,262,708	88,750,292
BM&FBOVESPA SA (Financials, Diversified Financial Services)	5,224,000	28,165,428
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	816,278	17,492,838
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)†	4,603,572	3,349,740
CETIP SA (Financials, Capital Markets)	3,602,537	36,319,877
Cia de Concessoes Rodoviarias (Industrials, Transportation Infrastructure)	1,903,200	14,932,948
Companhia De Bebidas ADR (Consumer Staples, Beverages)	2,113,400	79,844,252
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	1,046,600	27,709,312
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	2,257,000	6,420,729
Multiplan Empreendimentos IImobilianios SA (Financials, Real Estate Management & Development)	707,400	15,615,607
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	2,233,200	30,460,848
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)	1,862,953	26,714,746
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	690,000	5,837,333
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	2,150,963	7,995,339
Vale SA Depository Receipt (Materials, Metals & Mining)«	1,441,636	19,779,246

		450,195,069

Chile : 0.45%
Banco Santander Chile SA ADR (Financials, Commercial Banks)«	707,700	15,965,712
Inversiones La Construccion (Financials, Diversified Financial Services)	100,000	1,289,287

		17,254,999

China : 16.96%
51job Incorporated ADR (Industrials, Professional Services)†	583,191	38,782,202
Baidu Incorporated (Information Technology, Internet Software & Services)†	179,700	23,776,107
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services)†	61,645	742,206
China Life Insurance Company Limited (Financials, Insurance)	24,305,290	58,290,576
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	9,855,165	104,834,070
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	1,193,506	43,718,125
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	18,732,000	3,743,695
First Tractor Company (Industrials, Machinery)	7,532,000	4,447,955
Hengan International Group Company Limited (Consumer Staples, Personal Products)	3,450,000	37,900,356
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	201,800	12,856,678
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)	1,990,189	44,162,294
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	23,270,000	27,213,742
Shandong Weigao Group Medical Polymer Company Class H (Health Care, Health Care Equipment & Supplies)	5,900,000	5,576,229
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	22,984,000	5,630,718
SINA Corporation (Information Technology, Internet Software & Services)†	1,623,117	111,946,379
Sinotrans Limited (Industrials, Air Freight & Logistics)	32,149,000	6,052,084
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	16,154,500	22,454,163
Tingyi Holding Corporation (Consumer Staples, Food Products)	15,078,000	37,288,674
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	8,412,000	64,264,660

		653,680,913

Colombia : 0.59%
Bancolombia SA ADR (Financials, Commercial Banks)	394,900	22,687,005

Hong Kong : 4.54%
AIA Group Limited (Financials, Insurance)	10,691,400	50,661,322
Belle International Holdings Limited (Consumer Discretionary, Specialty Retail)	23,116,000	33,382,227
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	34,780,000	62,783,021

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name	Shares	Value
Hong Kong (continued)
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	15,985,000	$9,501,631
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†«	10,906,500	6,750,116
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,033,500	4,771,868
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,166,000	6,976,030

		174,826,215

India : 5.83%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,838,728	27,414,551
Bharti Infratel Limited (Industrials, Construction & Engineering)	5,218,871	12,771,450
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	890,700	11,725,365
ICICI Bank Limited ADR (Financials, Commercial Banks)	1,478,355	48,460,477
Infosys Technologies Limited ADR (Information Technology, IT Services)«	748,115	37,166,353
ITC Limited (Consumer Staples, Tobacco)	4,282,640	24,066,739
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	1,294,200	18,561,091
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	35,739,649
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	8,638,795

		224,544,470

Indonesia : 1.20%
PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	2,659,000	4,023,104
PT Astra International Incorporated Tbk (Consumer Discretionary, Automobiles)	13,851,000	8,760,058
PT Bank Central Asia Tbk (Financials, Commercial Banks)	9,299,500	9,410,343
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)†	1,833,000	2,220,467
PT Telekomunik Indonesia Persoro Tbk (Telecommunication Services, Diversified Telecommunication Services)«	483,877	22,069,630

		46,483,602

Israel : 0.35%
Israel Chemicals Limited (Materials, Chemicals)	1,719,600	13,741,167

Malaysia : 1.70%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,480,900	22,668,695
KLCC Property Holdings Bhd (Financials, REITs)	3,437,900	6,952,104
Resorts World Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,496,300	19,871,951
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,465,937	15,973,207

		65,465,957

Mexico : 9.79%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	2,573,420	53,990,352
Cemex SAB de CV ADR (Materials, Construction Materials)†	3,196,990	36,797,355
Fibra Uno Administracion SA B de CV (Financials, REITs)	7,652,159	24,443,294
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	710,400	70,677,696
Grupo Financiero Banorte SAB de CV (Financials, Commercial Banks)	7,511,984	47,385,297
Grupo Financiero Santander SAB de CV ADR (Financials, Commercial Banks)†	1,283,641	18,510,103
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	3,864,153	8,985,171
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	2,905,000	78,725,500
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	13,827,100	37,835,012

		377,349,780

Peru : 0.37%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	993,600	14,208,480

Philippines : 0.65%
Ayala Corporation (Financials, Diversified Financial Services)	632,624	8,790,895
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,808,093	6,866,670

2

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Philippines (continued)
SM Investments Corporation (Industrials, Industrial Conglomerates)	426,582	$9,331,174

		24,988,739

Russia : 4.67%
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	796,249	46,978,691
Magnit (Consumer Staples, Food & Staples Retailing)(a)	47,300	11,517,427
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	2,427,800	47,317,822
Sberbank of Russia (Financials, Commercial Banks)	5,517,377	15,945,220
Sberbank of Russia Sponsored ADR (Financials, Commercial Banks)	961,195	11,082,578
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,448,106	47,063,445

		179,905,183

South Africa : 5.43%
Anglo American Platinum Limited (Materials, Metals & Mining)†«	246,832	8,767,158
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	1,077,592	14,191,887
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	580,000	3,374,588
Gold Fields Limited ADR (Materials, Metals & Mining)	960,700	5,793,021
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,290,758	12,691,047
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,822,643	34,224,785
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	470,000	21,654,158
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	1,958,100	33,118,298
Standard Bank Group Limited (Financials, Commercial Banks)	1,885,190	21,117,262
Tiger Brands Limited (Consumer Staples, Food Products)	1,743,333	54,426,695

		209,358,899

South Korea : 9.48%
Amorepacific Corporation (Consumer Staples, Personal Products)	7,190	6,067,268
KB Financial Group Incorporated (Financials, Commercial Banks)	330,000	10,457,307
KB Financial Group Incorporated ADR (Financials, Commercial Banks)	93,117	2,944,360
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	3,914,813	62,715,304
KT&G Corporation (Consumer Staples, Tobacco)	764,891	51,540,823
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	5,255	6,890,193
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	4,427	6,249,836
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	138,136	157,388,415
Samsung Life Insurance Company Limited (Financials, Insurance)	459,337	43,953,737
Shinhan Financial Group Company Limited (Financials, Commercial Banks)	465,945	17,004,914

		365,212,157

Taiwan : 7.87%
104 Corporation (Industrials, Commercial Services & Supplies)	1,655,000	4,796,142
Far Eastern Textile Company Limited (Industrials, Industrial Conglomerates)	26,613,491	30,042,408
First Financial Holding Company Limited (Financials, Commercial Banks)	8,987,510	5,574,765
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	48,050,750	25,077,760
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,088,881	13,072,455
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	2,565,000	19,117,853
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	4,713,000	5,477,400
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	13,035,224	44,557,066
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	7,357,852	124,936,327
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	15,008,000	30,630,104

		303,282,280

Thailand : 3.82%
Bangkok Bank PCL (Financials, Commercial Banks)	3,729,800	24,905,054

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name				Shares	Value
Thailand (continued)
PTT Exploration & Production PCL ADR (Energy, Oil, Gas & Consumable Fuels)				4,553,739	$22,695,952
PTT PCL (Energy, Oil, Gas & Consumable Fuels)				2,890,200	30,564,096
Siam Commercial Bank PCL (Financials, Commercial Banks)				7,395,100	37,448,030
Thai Beverage PCL (Consumer Staples, Beverages)				74,127,000	31,497,486

					147,110,618

Turkey : 1.32%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)				2,430,453	33,520,026
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)†				1,181,462	17,237,531

					50,757,557

United Kingdom : 1.21%
African Barrick Gold Limited (Materials, Metals & Mining)				1,428,500	2,453,437
Standard Chartered plc (Financials, Commercial Banks)				1,909,560	44,285,486

					46,738,923

Total Common Stocks (Cost $3,274,094,178)					3,398,924,377

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%

Brazil : 0.00%
Lupatech SA (s)(a)(i)		6.50%	4-15-2018	$303,000	6,800

Total Convertible Debentures (Cost $160,691)					6,800

		Dividend yield		Shares
Preferred Stocks : 2.12%

Brazil : 2.12%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.49		9,560,903	66,677,172
Vale SA ADR (Materials, Metals & Mining) ±		3.50		1,203,500	14,815,085

Total Preferred Stocks (Cost $87,782,343)					81,492,257

Short-Term Investments : 9.21%

		Yield
Investment Companies : 9.21%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08		295,187,301	295,187,301
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.12		59,761,457	59,761,457

Total Short-Term Investments (Cost $354,948,758)					354,948,758

Total investments in securities (Cost $3,716,985,970)*	99.53%				3,835,372,192
Other assets and liabilities, net	0.47				18,109,703

Total net assets	100.00%				$3,853,481,895

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

4

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2013 (unaudited)

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $3,724,110,553 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$471,874,358
Gross unrealized depreciation	(360,612,719)

Net unrealized appreciation	$111,261,639

5

Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$3,387,406,950	$11,517,427	$0	$3,398,924,377
Preferred stocks	81,492,257	0	0	81,492,257
Convertible debentures	0	0	6,800	6,800
Short-term investments
Investment companies	295,187,301	59,761,457	0	354,948,758

	$3,764,086,508	$71,278,884	$6,800	$3,835,372,192

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any significant transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 84.33%

Australia : 0.79%
BHP Billiton Limited (Materials, Metals & Mining)	4,675	$145,562

Brazil : 8.56%
Alupar Investimento SA (Utilities, Electric Utilities)†	18,860	144,673
EDP Energias Do Brasil SA (Utilities, Electric Utilities)	23,600	122,172
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,800	175,528
Itau Unibanco Holding SA ADR (Financials, Commercial Banks)	13,447	171,449
Natura Cosmeticos SA (Consumer Staples, Personal Products)	10,700	215,515
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	12,201	261,955
Transmissora Alianca de Energia Eletrica SA Composite Unit (Utilities, Electric Utilities)	22,300	223,161
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	17,600	266,621

		1,581,074

Chile : 1.25%
Aguas Andinas SA Class A (Utilities, Water Utilities)	243,000	170,244
Enersis SA (Utilities, Electric Utilities)	197,825	59,615

		229,859

China : 15.50%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	87,000	98,267
China BlueChemical Limited (Materials, Chemicals)	136,000	62,778
China Construction Bank (Financials, Commercial Banks)	478,000	356,854
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	31,500	335,080
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	119,600	88,980
Cosco Pacific Limited (Industrials, Transportation Infrastructure)	139,835	196,529
Country Garden Holdings Company Limited (Financials, Real Estate Management & Development)	311,000	175,638
Digital China Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	48,000	52,731
Guangzhou R&F Properties Company Limited (Financials, Real Estate Management & Development)	60,800	94,544
Huaneng Power International Incorporated (Utilities, Independent Power Producers & Energy Traders)	160,000	167,105
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	459,000	301,834
Jiangsu Express Company Limited (Industrials, Transportation Infrastructure)	124,000	128,867
KWG Property Holding Limited (Financials, Real Estate Management & Development)	202,500	116,190
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	278,000	325,115
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	388,000	130,574
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	272,000	231,121

		2,862,207

Czech Republic : 0.34%
CEZ AS (Utilities, Electric Utilities)	2,600	61,852

Hong Kong : 4.56%
Bosideng International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	596,000	123,725
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	73,000	226,843
SmarTone Telecommunications Holding Limited (Telecommunication Services, Wireless Telecommunication Services)	129,500	206,382
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,000	68,080
Xinyi Glass Holding Company Limited (Consumer Discretionary, Auto Components)	144,000	132,013
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	31,000	85,338

		842,381

India : 0.63%
ICICI Bank Limited ADR (Financials, Commercial Banks)	3,550	116,369

Indonesia : 3.96%
Lippo Malls Indonesia (Financials, REITs)	369,000	143,727

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name	Shares	Value
Indonesia (continued)
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	432,500	$248,285
PT Telekomunikasi Indonesia Tbk (Telecommunication Services, Diversified Telecommunication Services)	292,000	338,098

		730,110

Malaysia : 3.31%
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	166,766	214,883
Malayan Banking Bhd (Financials, Commercial Banks)	64,700	204,631
Maxis Bhd (Telecommunication Services, Wireless Telecommunication Services)	30,500	66,848
Sunway Real Estate Investment Trust (Financials, REITs)	305,200	125,128

		611,490

Mexico : 4.96%
Bolsa Mexicana De Valores SA (Financials, Diversified Financial Services)	80,000	214,770
Grupo Aeroportuario Del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	33,040	172,485
Grupo Financiero Santander SAB de CV (Financials, Commercial Banks)	97,181	281,133
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs)144A	123,466	248,039

		916,427

Panama : 0.68%
Banco Latinoamericano De Exportaciones SA E Shares (Financials, Commercial Banks)	4,990	125,698

Philippines : 3.52%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,710	214,963
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	3,660	254,506
Semirara Mining Corporation (Energy, Oil, Gas & Consumable Fuels)	31,590	181,117

		650,586

Poland : 0.76%
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	994	141,067

Russia : 4.08%
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	2,980	175,820
Mail.Ru Group Limited (Information Technology, Internet Software & Services)	1,900	60,705
MegaFon GDR (Telecommunication Services, Wireless Telecommunication Services)	3,641	115,602
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	16,180	315,348
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services)(a)	50,563	86,287

		753,762

Singapore : 7.02%
Ascendas India Trust (Financials, Real Estate Management & Development)	144,000	81,017
Ascott Residence Trust (Financials, REITs)	169,000	166,892
Asian Pay Television Trust (Consumer Discretionary, Media)†	103,000	72,943
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	162,000	119,880
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	20,000	162,883
Mapletree Greater China Commercial Trust (Financials, REITs)†	213,000	157,548
Religare Health Trust (Financials, REITs)	133,000	88,956
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	31,000	123,917
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	53,000	163,898
STX OSV Holdings Limited (Industrials, Machinery)	244,000	158,398

		1,296,332

South Africa : 3.79%
Absa Group Limited (Financials, Commercial Banks)	10,683	154,795
Growthpoint Properties Limited (Financials, REITs)	46,500	117,175

2

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
South Africa (continued)
Kumba Iron Ore Limited (Materials, Metals & Mining)	2,595	$115,203
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	3,655	68,632
Sanlam Limited (Financials, Insurance)	26,533	127,831
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	2,498	115,090

		698,726

South Korea : 5.60%
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,060	128,817
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	15,588	249,720
KT&G Corporation (Consumer Staples, Tobacco)	2,120	142,852
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	2,100	141,131
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	17,164	370,571

		1,033,091

Taiwan : 8.50%
ASUSTeK Computer Incorporated (Information Technology, Computers & Peripherals)	7,000	61,161
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	30,000	62,728
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	42,000	134,320
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	26,000	171,677
CTCI Corporation (Industrials, Construction & Engineering)	33,000	59,427
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	17,000	82,487
Huaku Development Company Limited (Financials, Real Estate Management & Development)	26,680	86,126
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	84,038
Mega Financial Holding Company Limited (Financials, Commercial Banks)	150,065	125,361
Quanta Computer Incorporated (Information Technology, Computers & Peripherals)	37,000	86,125
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	52,530	164,843
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	61,000	70,894
Taiwan Cement Corporation (Materials, Construction Materials)	74,000	91,655
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	53,048	116,706
Wistron Corporation (Information Technology, Computers & Peripherals)	107,850	102,863
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	56,000	69,751

		1,570,162

Thailand : 3.86%
Esso (Thailand) PCL (Energy, Oil, Gas & Consumable Fuels)	701,400	155,742
Major Cineplex Group PCL (Consumer Discretionary, Media)	137,400	92,624
PTT Global Chemical PCL (Materials, Chemicals)	58,500	123,355
Shin Corporation PCL (Telecommunication Services, Wireless Telecommunication Services)	70,100	194,847
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	40,300	78,540
Thai Union Frozen Products PCL (Consumer Staples, Food Products)	38,000	68,291

		713,399

Turkey : 0.83%
Cimsa Cimento Sanayi ve Ticaret AS (Materials, Construction Materials)	15,336	89,119
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)†	11,100	64,790

		153,909

United Kingdom : 1.83%
HSBC Holdings plc (Financials, Commercial Banks)	30,000	337,110

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name	Dividend yield	Shares	Value
Total Common Stocks (Cost $15,359,875)			$15,571,173

Preferred Stocks : 3.67%

Brazil : 2.57%
Banco Bradesco SA (Financials, Commercial Banks) ±	4.05%	$13,300	161,488
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±	8.27	9,700	119,690
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels) ±	5.49	27,000	192,794

			473,972

Russia : 1.10%
Sberbank ADR (Financials, Commercial Banks) (a) ±	4.55	89,927	203,779

Total Preferred Stocks (Cost $770,022)			677,751

Investment Companies : 2.09%

Brazil : 0.92%
FII BTG Pactual Corporate Office Fund		2,893	169,293

Thailand : 1.17%
Samui Airport Property Fund		379,700	215,932

Total Investment Companies (Cost $430,138)			385,225

Short-Term Investments : 9.93%

	Yield
Investment Companies : 9.93%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08	1,833,351	1,833,351

Total Short-Term Investments (Cost $1,833,351)			1,833,351

Total investments in securities (Cost $18,393,386)*	100.02%		18,467,500
Other assets and liabilities, net	(0.02)		(3,189)

Total net assets	100.00%		$18,464,311

†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $18,473,865 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$857,408
Gross unrealized depreciation	(863,773)

Net unrealized depreciation	$(6,365)

4

Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$15,484,886	$86,287	$0	$15,571,173
Preferred stocks	473,972	203,779	0	677,751
Investment companies	385,225	0	0	385,225
Short-term investments
Investment companies	1,833,351	0	0	1,833,351

	$18,177,434	$290,066	$0	$18,467,500

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.34%

Argentina : 0.19%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	65,927	$512,912

Australia : 0.91%
Atlas Iron Limited (Materials, Metals & Mining)	1,411,882	1,034,292
Perseus Mining Limited (Materials, Metals & Mining)†	694,751	365,319
Tiger Resources Limited (Materials, Metals & Mining)†	6,290,400	1,130,825

		2,530,436

Austria : 0.50%
RHI AG (Materials, Construction Materials)	44,429	1,395,495

Canada : 2.65%
B2Gold Corporation (Materials, Metals & Mining)†	353,826	1,033,471
MBAC Fertilizer Corporation (Materials, Chemicals)†«	578,864	1,121,545
MBAC Fertilizer Corporation - Restricted Shares (Materials, Chemicals)†	84,000	162,749
Mercator Minerals Limited (Materials, Metals & Mining)†	120,000	12,852
Nevsun Resources Limited (Materials, Metals & Mining)	142,458	479,899
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	282,382	1,426,894
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†(a)144A	41,460	214,748
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†«	468,396	2,426,119
Taseko Mines Limited (Materials, Metals & Mining)†	221,008	456,175

		7,334,452

China : 1.70%
51job Incorporated ADR (Industrials, Professional Services)†	17,955	1,194,008
Pactera Technology International Limited ADR (Information Technology, IT Services)†	261,547	1,752,365
Sinotrans Limited (Industrials, Air Freight & Logistics)	9,264,000	1,743,958

		4,690,331

Denmark : 1.02%
Jyske Bank (Financials, Commercial Banks)†	64,371	2,823,284

France : 5.44%
ALTEN (Information Technology, IT Services)	62,095	2,313,026
Atos Origin SA (Information Technology, IT Services)	27,217	2,046,121
JC Decaux SA (Consumer Discretionary, Media)	24,444	784,360
Laurent Perrier Group (Consumer Staples, Beverages)	6,288	558,380
M6 Metropole Television SA (Consumer Discretionary, Media)	38,591	760,082
Mersen (Industrials, Electrical Equipment)	86,897	1,976,818
SCOR SE (Financials, Insurance)	107,396	3,432,554
Teleperformance (Industrials, Professional Services)	65,487	3,171,190

		15,042,531

Germany : 2.83%
Amadeus Fire AG (Industrials, Professional Services)	19,648	1,188,919
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	26,401	1,540,651
GSW Immobilien AG (Financials, Real Estate Management & Development)	37,823	1,530,668
Hochtief AG (Industrials, Construction & Engineering)	32,160	2,450,670
United Internet AG (Information Technology, Internet Software & Services)	34,179	1,116,744

		7,827,652

Hong Kong : 1.22%
China High Precision Automation Group (Information Technology, Electronic Equipment, Instruments & Components)«(a)(i)	3,447,000	151,114
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	11,230,000	854,312

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name	Shares	Value
Hong Kong (continued)
Luk Fook Holdings International Limited (Consumer Discretionary, Specialty Retail)«	385,000	$1,077,222
Sunlight REIT (Financials, REITs)	2,019,000	822,637
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	187,000	457,638

		3,362,923

Ireland : 0.37%
C&C Group plc (Consumer Staples, Beverages)	185,219	1,020,121

Israel : 0.66%
Bezeq The Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,132,883	1,829,625

Italy : 1.34%
Amplifon SpA (Health Care, Health Care Providers & Services)	239,874	1,200,516
Credito Emiliano SpA (Financials, Commercial Banks)	38,081	209,433
Davide Campari-Milano SpA (Consumer Staples, Beverages)	150,106	1,160,219
Mediobanca SpA (Financials, Capital Markets)	183,334	1,125,347

		3,695,515

Japan : 10.82%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	119,100	2,176,181
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	152,400	1,917,647
Avex Group Holdings Incorporated (Consumer Discretionary, Media)	19,100	655,459
Chiba Bank Limited (Financials, Commercial Banks)	155,000	1,074,916
Credit Saison Company Limited (Financials, Consumer Finance)	72,300	1,625,292
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	56,900	2,513,456
Hitachi Chemical Company Limited (Industrials, Chemicals)	151,700	2,558,030
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	328,000	2,334,961
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	121,200	3,056,305
ORIX JREIT Incorporated (Financials, REITs)	1,958	2,189,776
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	12,900	1,480,911
Sumitomo Heavy Industries Limited (Industrials, Machinery)	385,000	1,793,075
Taikisha Limited (Industrials, Construction & Engineering)	30,700	742,181
Tamron Company Limited (Consumer Discretionary, Leisure Equipment & Products)	46,737	937,031
Tokai Carbon Company Limited (Materials, Chemicals)	118,000	339,863
Tokyo Ohka Kogyo Company Limited (Materials, Chemicals)	74,755	1,609,473
Toshiba Machine Company Limited (Industrials, Machinery)	348,263	1,611,308
Yusen Logistics Company Limited (Industrials, Air Freight & Logistics)	145,000	1,309,161

		29,925,026

Luxembourg : 0.58%
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	7,351	1,613,601

Netherlands : 1.00%
Nutreco NV (Consumer Staples, Food Products)«	34,748	1,636,436
USG People NV (Industrials, Professional Services)	150,291	1,117,662

		2,754,098

Norway : 1.94%
Hoegh LNG Holdings Limited (Energy, Oil, Gas & Consumable Fuels)†	256,797	1,943,583
Petroleum Geo-Services ASA (Energy, Energy Equipment & Services)	76,607	1,031,558
SpareBank 1 SR Bank ASA (Financials, Commercial Banks)	284,043	2,400,445

		5,375,586

Russia : 0.70%
Sollers OJSC (Consumer Discretionary, Automobiles)(a)	88,170	1,928,953

2

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
South Korea : 1.42%
BS Financial Group Incorporated (Financials, Commercial Banks)	123,420	$1,763,261
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	28,060	693,117
Kiwoom Securities Company (Financials, Capital Markets)	28,836	1,457,939

		3,914,317

Spain : 0.54%
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	288,293	1,488,098

Sweden : 0.57%
Meda AB Class A (Health Care, Pharmaceuticals)	134,804	1,574,883

Switzerland : 2.87%
Aryzta AG (Consumer Staples, Food Products)	37,768	2,336,396
Barry Callebaut AG (Consumer Staples, Food Products)	1,931	1,872,681
Dufry AG (Consumer Discretionary, Specialty Retail)†	15,311	2,000,216
Lonza Group AG (Health Care, Life Sciences Tools & Services)	22,355	1,719,894

		7,929,187

Taiwan : 1.04%
Catcher Technology Company Limited (Information Technology, Computers & Peripherals)	257,000	1,114,168
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	1,142,000	1,327,221
Siliconware Precision Industries Company ADR (Information Technology, Semiconductors & Semiconductor Equipment)	75,440	430,008

		2,871,397

United Kingdom : 12.29%
Aberdeen Asset Management plc (Financials, Capital Markets)	247,227	1,445,330
Ashmore Group plc (Financials, Capital Markets)	123,497	696,434
Ashtead Group plc (Industrials, Trading Companies & Distributors)	168,078	1,805,162
Babcock International Group plc (Industrials, Commercial Services & Supplies)	145,985	2,609,437
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	299,517	3,642,845
Capita plc (Industrials, Professional Services)	156,342	2,480,622
Catlin Group Limited (Financials, Insurance)	355,102	2,733,407
Devro plc (Consumer Staples, Food Products)	98,416	467,861
Enquest plc (Energy, Oil, Gas & Consumable Fuels)†	794,664	1,496,597
Hays plc (Industrials, Professional Services)	398,557	625,100
Hiscox Limited (Financials, Insurance)	180,387	1,783,690
Mitie Group plc (Industrials, Commercial Services & Supplies)	411,580	1,696,775
Morgan Advanced Materials plc (Industrials, Machinery)	249,311	1,158,653
Oxford Instruments plc (Information Technology, Electronic Equipment, Instruments & Components)	40,476	877,431
Partnership Assurance Group (Financials, Insurance)†	111,000	842,605
Perform Group plc (Consumer Discretionary, Media)†	232,202	1,773,252
Savills plc (Financials, Real Estate Management & Development)	209,545	2,008,254
SIG plc (Industrials, Trading Companies & Distributors)	655,994	1,814,239
Subsea 7 SA (Energy, Energy Equipment & Services)	51,244	972,217
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	1,891,808	3,064,978

		33,994,889

United States : 43.74%
A. Schulman Incorporated (Materials, Chemicals)	87,411	2,342,615
ACCO Brands Corporation (Industrials, Commercial Services & Supplies)†	277,300	1,832,953
ACI Worldwide Incorporated (Information Technology, Software)†	79,300	3,754,855
ALLETE Incorporated (Utilities, Electric Utilities)	53,900	2,890,118
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	156,400	3,886,540
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services)†	26,800	3,269,332
Brown & Brown Incorporated (Financials, Insurance)	113,700	3,750,963
Cambrex Corporation (Health Care, Life Sciences Tools & Services)†	84,500	1,237,925
Carbo Ceramics Incorporated (Energy, Energy Equipment & Services)«	21,200	1,862,632
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)	19,000	1,258,370

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name			Shares	Value
United States (continued)
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			188,280	$3,157,456
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†			102,600	1,646,730
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†			624,359	3,552,603
Douglas Dynamics Incorporated (Industrials, Machinery)			176,300	2,533,431
EMCOR Group Incorporated (Industrials, Construction & Engineering)			29,800	1,230,144
First Citizens BancShares Incorporated (Financials, Commercial Banks)			20,212	4,234,414
First Niagara Financial Group Incorporated (Financials, Commercial Banks)			295,100	3,154,619
Forward Air Corporation (Industrials, Air Freight & Logistics)			58,505	2,139,528
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)			123,362	4,596,468
Global Payments Incorporated (Information Technology, IT Services)			51,600	2,389,596
Guess? Incorporated (Consumer Discretionary, Specialty Retail)			79,000	2,660,720
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†			77,400	3,267,828
Imation Corporation (Information Technology, Computers & Peripherals)†			514,954	2,409,985
Kadant Incorporated (Industrials, Machinery)			123,241	4,034,910
Lattice Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†			456,800	2,357,088
Macquarie Infrastructure Company LLC (Industrials, Transportation Infrastructure)			69,167	4,037,969
Maidenform Brands Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†			178,400	4,167,424
Matthews International Corporation Class A (Consumer Discretionary, Diversified Consumer Services)			75,640	2,925,755
Mueller Industries Incorporated (Industrials, Machinery)			67,000	3,677,630
Neenah Paper Incorporated (Materials, Paper & Forest Products)			80,325	3,178,460
NetScout Systems Incorporated (Information Technology, Software)†			93,900	2,491,167
Post Properties Incorporated (Financials, REITs)			66,300	3,084,276
Progress Software Corporation (Information Technology, Software)†			107,900	2,761,161
Quanex Building Products Corporation (Industrials, Building Products)			85,489	1,455,023
Schweitzer Manduit International Incorporated (Materials, Paper & Forest Products)			17,439	944,147
Silgan Holdings Incorporated (Materials, Containers & Packaging)			50,500	2,436,120
Simpson Manufacturing Company Incorporated (Industrials, Building Products)			74,100	2,446,782
Stone Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†			106,664	2,598,335
The Men’s Wearhouse Incorporated (Consumer Discretionary, Specialty Retail)			104,400	4,168,692
Thoratec Corporation (Health Care, Health Care Equipment & Supplies)†			60,500	1,983,795
TIBCO Software Incorporated (Information Technology, Software)†			108,900	2,715,966
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†			53,700	3,812,163
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†			181,390	2,610,201

				120,946,889

Total Common Stocks (Cost $224,300,638)				266,382,201

		Yield
Short-Term Investments : 6.43%

Investment Companies : 6.43%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	9,685,793	9,685,793
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.12	8,084,998	8,084,998

Total Short-Term Investments (Cost $17,770,791)				17,770,791

Total investments in securities (Cost $242,071,429)*	102.77%			284,152,992
Other assets and liabilities, net	(2.77)			(7,657,946)

Total net assets	100.00%			$276,495,046

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

4

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $243,399,600 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,298,528
Gross unrealized depreciation	(15,545,136)

Net unrealized appreciation	$40,753,392

5

Wells Fargo Advantage Global Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$264,087,386	$2,143,701	$151,114	$266,382,201
Short-term investments
Investment companies	9,685,793	8,084,998	0	17,770,791

	$273,773,179	$10,228,699	$151,114	$284,152,992

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$210,219	$0	$210,219

+	Forward foreign currency contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains
9-9-2013	JPMorgan Chase Bank	439,245,000 JPY	$4,487,086	$4,697,305	$210,219

Wells Fargo Advantage International Equity Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.79%

Canada : 5.51%
Barrick Gold Corporation (Materials, Metals & Mining)	177,579	$2,939,191
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	102,332	3,029,027
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	53,023	1,675,715
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	58,605	5,485,428

		13,129,361

China : 6.06%
AutoNavi Holdings Limited ADR (Information Technology, Software)«†	171,799	2,140,616
Biostime International Holdings Limited (Consumer Staples, Food Products)	302,000	1,458,288
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	472,000	5,020,888
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	4,660,000	3,064,366
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	1,886,000	802,491
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,317,715	1,959,662

		14,446,311

Finland : 0.93%
Metso Oyj (Industrials, Machinery)	63,318	2,229,703
Germany : 8.65%
Bayer AG (Health Care, Pharmaceuticals)	38,291	4,449,646
Metro AG (Consumer Staples, Food & Staples Retailing)	157,204	5,419,767
SAP AG (Information Technology, Software)	51,197	3,765,797
Siemens AG (Industrials, Industrial Conglomerates)	63,864	6,993,178

		20,628,388

Hong Kong : 4.10%
China Everbright Limited (Financials, Capital Markets)	3,518,000	4,980,613
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	18,582,874	4,792,118

		9,772,731

Italy : 4.38%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	185,884	4,107,499
Intesa Sanpaolo SpA (Financials, Commercial Banks)	3,337,281	6,331,085

		10,438,584

Japan : 23.95%
Asahi Glass Company Limited (Industrials, Building Products)	689,000	4,468,543
Capcom Company Limited (Information Technology, Software)	277,700	4,940,797
Daiwa Securities Group Incorporated (Financials, Capital Markets)	746,000	6,369,686
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	449,000	3,017,485
Itochu Corporation (Industrials, Trading Companies & Distributors)	225,600	2,686,647
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	979,000	6,009,386
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	101,000	3,056,511
Mitsui OSK Lines Limited (Industrials, Marine)†	1,456,000	5,621,162
Nitto Denko Corporation (Materials, Chemicals)	85,388	4,822,752
Sharp Corporation (Consumer Discretionary, Household Durables)†	829,000	3,420,652
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	138,900	8,469,339
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)«	103,610	4,201,120

		57,084,080

Netherlands : 2.30%
Akzo Nobel NV (Materials, Chemicals)	90,067	5,482,392

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage International Equity Fund

Security name		Shares	Value
Norway : 2.60%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)†		123,728	$797,866
Marine Harvest ASA (Consumer Staples, Food Products)		5,351,950	5,394,818

			6,192,684

Russia : 1.80%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)		127,250	2,480,103
Sberbank of Russia (Financials, Commercial Banks)		629,774	1,820,047

			4,300,150

South Korea : 5.79%
Hana Financial Group Incorporated (Financials, Commercial Banks)		121,150	3,882,235
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A		8,069	4,623,537
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		26,995	5,298,438

			13,804,210

Sweden : 1.71%
Volvo AB Class B (Industrials, Machinery)		275,740	4,065,358

Switzerland : 8.49%
ABB Limited (Industrials, Electrical Equipment)		228,745	5,052,188
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		31,411	3,075,084
Novartis AG (Health Care, Pharmaceuticals)		54,759	3,940,731
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		4,381	2,603,652
Zurich Financial Services AG (Financials, Insurance)		20,647	5,557,478

			20,229,133

United Kingdom : 17.20%
BP plc (Energy, Oil, Gas & Consumable Fuels)		902,598	6,241,324
Capita plc (Industrials, Professional Services)		339,512	5,386,915
Debenhams plc (Consumer Discretionary, Multiline Retail)		4,355,492	7,182,360
Man Group plc (Financials, Capital Markets)		3,642,986	4,450,141
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		49,046	3,491,060
Smiths Group plc (Industrials, Industrial Conglomerates)		160,505	3,381,731
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)		184,658	5,530,507
Wolseley plc (Industrials, Trading Companies & Distributors)		111,341	5,328,617

			40,992,655

United States : 4.32%
Apple Incorporated (Information Technology, Computers & Peripherals)		7,254	3,282,435
KKR & Company LP (Financials, Capital Markets)		125,523	2,566,945
QUALCOMM Incorporated (Information Technology, Communications Equipment)		68,745	4,437,492

			10,286,872

Total Common Stocks (Cost $200,163,288)			233,082,612

	Yield
Short-Term Investments : 0.88%

Investment Companies : 0.88%
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.12%	2,085,890	2,085,890

Total Short-Term Investments (Cost $2,085,890)			2,085,890

Total investments in securities (Cost $202,249,178)*	98.67%		235,168,502
Other assets and liabilities, net	1.33		3,178,048

Total net assets	100.00%		$238,346,550

2

Wells Fargo Advantage International Equity Fund	Portfolio of investments — July 31, 2013 (unaudited)

†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $206,130,299 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,914,983
Gross unrealized depreciation	(13,876,780)

Net unrealized appreciation	$29,038,203

3

Wells Fargo Advantage International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$233,082,612	$0	$0	$233,082,612
Short-term investments
Investment companies	0	2,085,890	0	2,085,890

	$233,082,612	$2,085,890	$0	$235,168,502

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(382,889)	$0	$(382,889)

+	Forward foreign currency contracts are presented at the unrealized losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of July 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized losses
10-7-2013	Barclays	2,063,850,000 JPY	$21,086,232	$20,703,343	$(382,889)

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.00%

Chile : 1.48%
Enersis SA ADR (Utilities, Electric Utilities)	174,600	$2,653,920

France : 9.60%
L’Oreal SA (Consumer Staples, Personal Products)	20,500	3,434,930
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	17,080	3,910,521
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	34,132	3,640,319
Total SA (Energy, Oil, Gas & Consumable Fuels)	51,880	2,767,644
Total SA ADR (Energy, Oil, Gas & Consumable Fuels)	11,300	599,465
Vivendi SA (Telecommunication Services, Wireless Telecommunication Services)	132,500	2,830,918

		17,183,797

Germany : 2.55%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	41,000	4,570,816

Japan : 7.18%
Kao Corporation (Consumer Staples, Personal Products)	85,800	2,751,629
Kao Corporation ADR (Consumer Staples, Personal Products)	15,500	496,775
Komatsu Limited (Industrials, Machinery)	123,000	2,748,688
Komatsu Limited ADR (Industrials, Machinery)«	13,500	300,915
ORIX Corporation (Financials, Consumer Finance)	149,000	2,214,227
ORIX Corporation ADR (Financials, Consumer Finance)«	14,500	1,078,800
TOTO Limited (Industrials, Building Products)	319,000	3,261,352

		12,852,386

Luxembourg : 3.23%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	39,930	3,188,568
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	942,983	2,583,732

		5,772,300

Netherlands : 7.37%
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	89,795	5,361,904
Heineken NV (Consumer Staples, Beverages)	48,000	3,371,639
Unilever NV (Consumer Staples, Food Products)	111,479	4,460,275

		13,193,818

Singapore : 2.31%
DBS Group Holdings Limited (Financials, Commercial Banks)	315,260	4,142,772

South Korea : 2.45%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,850	4,386,586

Spain : 1.73%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)«	424,183	3,105,020

Switzerland : 5.65%
Novartis AG ADR (Health Care, Pharmaceuticals)	49,100	3,516,051
Transocean Limited (Energy, Energy Equipment & Services)	57,000	2,688,120
UBS AG (Financials, Diversified Financial Services)	198,000	3,900,308

		10,104,479

United Kingdom : 5.92%
Diageo plc (Consumer Staples, Beverages)	86,764	2,711,070
HSBC Holdings plc ADR (Financials, Commercial Banks)	35,672	2,024,386
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	79,662	2,712,515

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund

Security name			Shares	Value
United Kingdom (continued)
Standard Chartered plc (Financials, Commercial Banks)			135,733	$3,147,847

				10,595,818

United States : 49.53%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)			101,000	3,699,630
Air Products & Chemicals Incorporated (Materials, Chemicals)			37,580	4,082,691
Apple Incorporated (Information Technology, Computers & Peripherals)			7,877	3,564,343
Autoliv Incorporated GDR (Consumer Discretionary, Auto Components)			51,350	4,226,548
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)			59,800	4,367,792
Charles Schwab Corporation (Financials, Capital Markets)			220,900	4,879,681
eBay Incorporated (Information Technology, Internet Software & Services)†			64,800	3,349,512
EMC Corporation (Information Technology, Computers & Peripherals)			186,500	4,876,975
Franklin Resources Incorporated (Financials, Capital Markets)			88,800	4,340,544
Home Depot Incorporated (Consumer Discretionary, Specialty Retail)			50,300	3,975,209
JPMorgan Chase & Company (Financials, Diversified Financial Services)			88,144	4,912,265
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)			41,000	3,651,050
Oracle Corporation (Information Technology, Software)			153,800	4,975,430
PepsiCo Incorporated (Consumer Staples, Beverages)			46,500	3,884,610
QUALCOMM Incorporated (Information Technology, Communications Equipment)			65,306	4,215,502
Schlumberger Limited (Energy, Energy Equipment & Services)			47,684	3,878,140
SunTrust Banks Incorporated (Financials, Commercial Banks)			62,600	2,177,854
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			104,500	4,096,400
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			41,846	3,632,233
Visa Incorporated Class A (Information Technology, IT Services)			17,307	3,063,512
Walt Disney Company (Consumer Discretionary, Media)			62,900	4,066,485
Zions Bancorporation (Financials, Commercial Banks)			160,048	4,743,823

				88,660,229

Total Common Stocks (Cost $134,292,126)				177,221,941

Short-Term Investments : 2.91%

		Yield
Investment Companies : 2.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	1,882,244	1,882,244
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.12	3,334,355	3,334,355

Total Short-Term Investments (Cost $5,216,599)				5,216,599

Total investments in securities (Cost $139,508,725)*	101.91%			182,438,540

Other assets and liabilities, net	(1.91)			(3,423,750)

Total net assets	100.00%			$179,014,790

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $139,941,176 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,965,897
Gross unrealized depreciation	(4,468,533)

Net unrealized appreciation	$42,497,364

2

Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities

1

is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$177,221,941	$0	$0	$177,221,941
Short-term investments
Investment companies	1,882,244	3,334,355	0	5,216,599

	$179,104,185	$3,334,355	$0	$182,438,540

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 90.64%

Consumer Discretionary : 19.12%
Auto Components : 1.52%
Dana Holding Corporation	74,500	$1,627,826

Automobiles : 1.01%
Thor Industries Incorporated	20,000	1,081,000

Hotels, Restaurants & Leisure : 1.70%
Six Flags Entertainment Corporation	49,500	1,821,105

Household Durables : 1.38%
Taylor Morrison Home Corporation Class A †	61,000	1,478,030

Specialty Retail : 11.56%
Abercrombie & Fitch Company Class A	46,000	2,294,020
Aeropostale Incorporated †	70,000	1,059,100
Ascena Retail Group Incorporated †	112,000	2,138,080
Chico’s FAS Incorporated	114,500	1,961,385
DSW Incorporated Class A	14,300	1,083,797
Group 1 Automotive Incorporated	18,500	1,346,615
OfficeMax Incorporated	220,000	2,505,800

		12,388,797

Textiles, Apparel & Luxury Goods : 1.95%
Jones Group Incorporated	127,500	2,093,550

Consumer Staples : 2.35%

Food Products : 2.35%
Flowers Foods Incorporated	64,500	1,480,920
J & J Snack Foods Corporation	13,000	1,035,840

		2,516,760

Energy : 5.54%

Energy Equipment & Services : 4.05%
Forum Energy Technologies Incorporated †«	64,500	1,862,760
Helix Energy Solutions Group Incorporated †	66,420	1,685,075
Tetra Technologies Incorporated †	78,000	789,360

		4,337,195

Oil, Gas & Consumable Fuels : 1.49%
Oasis Petroleum Incorporated †	38,000	1,597,520

Financials : 18.26%

Capital Markets : 3.90%
E*TRADE Financial Corporation †	92,500	1,378,250
Eaton Vance Corporation	23,700	959,139
Stifel Financial Corporation †	49,000	1,844,850

		4,182,239

Commercial Banks : 6.51%
Associated Banc-Corp	95,000	1,609,300
Cathay General Bancorp	35,000	831,600
Hancock Holding Company	55,000	1,801,800
TCF Financial Corporation	68,000	1,036,320

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

Security name	Shares	Value
Commercial Banks (continued)
Zions Bancorporation	57,000	$1,689,480

		6,968,500

Insurance : 2.59%
Horace Mann Educators Corporation	29,000	821,860
Stancorp Financial Group Incorporated	36,829	1,955,252

		2,777,112

Real Estate Management & Development : 2.55%
Jones Lang LaSalle Incorporated	30,000	2,730,900

REITs : 2.71%
CommonWealth REIT	41,840	965,249
Redwood Trust Incorporated	114,500	1,939,630

		2,904,879

Health Care : 5.78%

Health Care Equipment & Supplies : 1.45%
Steris Corporation	34,500	1,553,190

Health Care Providers & Services : 1.46%
AMN Healthcare Services Incorporated †	106,000	1,566,680

Life Sciences Tools & Services : 2.87%
Bio-Rad Laboratories Incorporated Class A †	15,700	1,915,243
Charles River Laboratories International Incorporated †	25,500	1,161,270

		3,076,513

Industrials : 24.36%

Commercial Services & Supplies : 8.83%
ACCO Brands Corporation †	83,000	548,630
Herman Miller Incorporated	38,000	1,068,180
Kar Auction Services Incorporated	163,000	4,146,720
Resources Connection Incorporated	134,500	1,788,850
Schawk Incorporated	59,000	813,020
United Stationers Incorporated	26,360	1,091,040

		9,456,440

Construction & Engineering : 3.30%
EMCOR Group Incorporated	39,500	1,630,560
Pike Electric Corporation	155,500	1,898,655

		3,529,215

Machinery : 6.04%
Harsco Corporation	54,700	1,409,072
IDEX Corporation	40,800	2,433,720
Trinity Industries Incorporated	27,000	1,062,990
Wabtec Corporation	27,000	1,567,620

		6,473,402

Marine : 1.51%
Kirby Corporation †	19,150	1,617,409

2

Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name		Shares	Value
Professional Services : 1.19%
Korn/Ferry International †		65,500	$1,279,215

Road & Rail : 1.44%
Landstar System Incorporated		28,520	1,541,791

Trading Companies & Distributors : 2.05%
Aercap Holdings NV †		125,500	2,198,760

Information Technology : 11.68%

Communications Equipment : 0.69%
Plantronics Incorporated		16,000	743,840

Computers & Peripherals : 0.90%
Avid Technology Incorporated †		162,000	965,520

Electronic Equipment, Instruments & Components : 2.30%
Jabil Circuit Incorporated		107,000	2,459,930

IT Services : 3.62%
DST Systems Incorporated		13,500	945,405
VeriFone Systems Incorporated †		154,000	2,936,780

			3,882,185

Semiconductors & Semiconductor Equipment : 2.33%
ATMI Incorporated †		38,500	956,725
International Rectifier Corporation †		64,000	1,543,040

			2,499,765

Software : 1.84%
Informatica Corporation †		51,500	1,965,755

Materials : 1.61%

Construction Materials : 0.84%
Texas Industries Incorporated †«		14,600	907,244

Metals & Mining : 0.77%
Walter Industries Incorporated «		73,500	822,465

Telecommunication Services : 0.59%

Diversified Telecommunication Services : 0.59%
General Communication Incorporated Class A †		71,500	632,775

Utilities : 1.35%

Electric Utilities : 1.35%
Westar Energy Incorporated		43,000	1,444,370

Total Common Stocks (Cost $80,061,952)			97,121,877

	Yield
Short-Term Investments : 11.24%

Investment Companies : 11.24%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%	10,222,240	10,222,240
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.12	1,817,400	1,817,400

Total Short-Term Investments (Cost $12,039,640)			12,039,640

Total investments in securities (Cost $92,101,592)*	101.88%		$109,161,517
Other assets and liabilities, net	(1.88)		(2,017,204)

Total net assets	100.00%		$107,144,313

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $92,806,475 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,111,460
Gross unrealized depreciation	(2,756,418)

Net unrealized appreciation	$16,355,042

4

Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$97,121,877	$0	$0	$97,121,877
Short-term investments
Investment companies	10,222,240	1,817,400	0	12,039,640

	$107,344,117	$1,817,400	$0	$109,161,517

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 90.64%

Consumer Discretionary : 14.30%

Distributors : 1.28%
Core Mark Holding Company Incorporated	90,600	$5,676,090
LKQ Corporation †	117,800	3,071,046

		8,747,136

Diversified Consumer Services : 1.51%
Steiner Leisure Limited †	60,100	3,482,194
Stewart Enterprises Incorporated Class A	521,600	6,853,824

		10,336,018

Hotels, Restaurants & Leisure : 6.68%
Ameristar Casinos Incorporated	324,800	8,597,456
Bally Technologies Incorporated †	97,000	6,952,960
Brinker International Incorporated	55,800	2,240,370
Domino’s Pizza Incorporated	110,100	6,890,058
Home Inns & Hotels Management ADR «†	86,500	2,405,565
Ignite Restaurant Group Incorporated †	220,300	3,527,003
Red Robin Gourmet Burgers Incorporated †	92,100	5,238,648
SHFL Entertainment Incorporated †	221,900	5,048,225
Six Flags Entertainment Corporation	131,400	4,834,206

		45,734,491

Household Durables : 0.97%
Harman International Industries Incorporated	109,200	6,609,876

Leisure Equipment & Products : 0.97%
Brunswick Corporation	41,100	1,551,525
Callaway Golf Company	607,100	4,358,978
LeapFrog Enterprises Incorporated †	61,800	711,936

		6,622,439

Media : 0.51%
John Wiley & Sons Incorporated	76,900	3,470,497

Specialty Retail : 2.38%
Aeropostale Incorporated †	366,600	5,546,658
Children’s Place Retail Stores Incorporated †	43,616	2,357,009
Finish Line Incorporated	236,500	5,264,490
Group 1 Automotive Incorporated	42,900	3,122,691

		16,290,848

Consumer Staples : 3.29%

Beverages : 0.28%
Cott Corporation	230,416	1,928,582

Food & Staples Retailing : 0.71%
Casey’s General Stores Incorporated	73,000	4,834,790

Food Products : 1.83%
Dean Foods Company	700,900	7,639,810

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Food Products (continued)
Pinnacle Foods Incorporated	192,900	$4,913,163

		12,552,973

Personal Products : 0.47%
Elizabeth Arden Incorporated †	78,400	3,219,104

Energy : 4.49%

Energy Equipment & Services : 1.45%
Bristow Group Incorporated	47,400	3,223,674
Helix Energy Solutions Group Incorporated †	264,500	6,710,365

		9,934,039

Oil, Gas & Consumable Fuels : 3.04%
Carrizo Oil & Gas Incorporated †	213,100	6,748,877
Jones Energy Incorporated †	336,400	4,729,784
Laredo Petroleum Holdings Incorporated «†	263,800	5,779,858
Stealthgas Incorporated †	160,000	1,614,400
Teekay Corporation	48,834	1,937,245

		20,810,164

Financials : 16.56%

Capital Markets : 1.43%
FXCM Incorporated Class A	166,200	2,742,300
HFF Incorporated Class A	217,500	4,567,500
Stifel Financial Corporation †	64,931	2,444,652

		9,754,452

Commercial Banks : 4.20%
First Horizon National Corporation	248,600	3,065,238
First Midwest Bancorp Incorporated	210,200	3,209,754
FirstMerit Corporation	277,800	6,228,276
Lakeland Financial Corporation	123,000	3,880,650
Old National Bancorp	359,200	5,176,072
Simmons First National Corporation	115,500	3,158,925
Susquehanna Bancshares Incorporated	300,100	3,991,330

		28,710,245

Diversified Financial Services : 0.52%
Compass Diversified Holdings	202,300	3,566,549

Insurance : 4.27%
Amerisafe Incorporated	84,000	3,001,320
Brown & Brown Incorporated	265,700	8,765,443
Markel Corporation †	11,461	6,074,330
Primerica Incorporated	39,300	1,612,872
ProAssurance Corporation	91,600	4,903,348
Reinsurance Group of America Incorporated	71,000	4,834,390

		29,191,703

REITs : 5.77%
Blackstone Mortgage Trust Incorporated Class A	148,079	3,743,437
Colonial Properties Trust	239,050	5,787,401
Equity Lifestyle Properties Incorporated	112,634	4,335,283
LaSalle Hotel Properties	199,404	5,371,944
Mid-America Apartment Communities Incorporated	126,108	8,518,595

2

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
REITs (continued)
Parkway Properties Incorporated	323,358	$5,658,765
Redwood Trust Incorporated «	357,972	6,064,046

		39,479,471

Thrifts & Mortgage Finance : 0.37%
Ocwen Financial Corporation †	53,700	2,557,194

Health Care : 11.55%

Biotechnology : 1.42%
Cepheid Incorporated †	114,300	3,985,641
Lexicon Genetics Incorporated †	1,020,800	2,531,584
Onyx Pharmaceuticals Incorporated †	24,400	3,203,720

		9,720,945

Health Care Equipment & Supplies : 4.67%
Cooper Companies Incorporated	59,600	7,590,060
Haemonetics Corporation †	127,600	5,387,272
Masimo Corporation	113,200	2,636,428
Sirona Dental Systems Incorporated †	96,800	6,834,080
Spectranetics Corporation †	87,600	1,578,552
Unilife Corporation «†	523,869	1,477,311
Volcano Corporation †	122,300	2,442,331
West Pharmaceutical Services Incorporated	54,100	3,990,416

		31,936,450

Health Care Providers & Services : 2.31%
Centene Corporation †	40,400	2,240,988
HealthSouth Rehabilitation Corporation †	272,700	8,879,112
Lifepoint Hospitals Incorporated †	95,400	4,689,864

		15,809,964

Health Care Technology : 0.21%
Quality Systems Incorporated	62,800	1,436,236

Life Sciences Tools & Services : 2.05%
Fluidigm Corporation †	125,200	2,223,552
Parexel International Corporation †	188,700	9,331,215
TECHNE Corporation	33,700	2,485,038

		14,039,805

Pharmaceuticals : 0.89%
Salix Pharmaceuticals Limited †	82,100	6,067,190

Industrials : 18.02%
Aerospace & Defense : 0.64%
Hexcel Corporation †	125,100	4,404,771

Airlines : 1.41%
Allegiant Travel Company	66,200	6,446,556
Spirit Airlines Incorporated †	96,500	3,189,325

		9,635,881

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name	Shares	Value
Building Products : 2.03%
Armstrong World Industries Incorporated †	34,500	$1,727,760
Fortune Brands Home & Security Incorporated	75,400	3,114,774
Ply Gem Holdings Incorporated †	190,400	3,568,096
Simpson Manufacturing Company Incorporated	115,500	3,813,810
Universal Forest Products Incorporated	39,700	1,637,625

		13,862,065

Commercial Services & Supplies : 2.76%
ABM Industries Incorporated	253,700	6,570,830
Standard Parking Corporation †	237,661	5,470,956
Waste Connections Incorporated	158,090	6,838,973

		18,880,759

Construction & Engineering : 1.28%
Great Lakes Dredge & Dock Company	265,100	2,038,619
MYR Group Incorporated †	130,400	2,816,640
Primoris Services Corporation	188,600	3,922,880

		8,778,139

Electrical Equipment : 3.55%
AZZ Incorporated	75,100	2,841,033
Belden Incorporated	47,300	2,772,253
EnerSys	173,600	9,186,912
Regal-Beloit Corporation	72,800	4,708,704
Thermon Group Holdings Incorporated †	238,100	4,764,381

		24,273,283

Machinery : 1.84%
Enpro Industries Incorporated †	30,100	1,710,583
IDEX Corporation	124,773	7,442,709
Wabash National Corporation †	322,800	3,463,644

		12,616,936

Professional Services : 1.89%
On Assignment Incorporated †	76,100	2,323,333
RPX Corporation †	103,900	1,812,016
ScanSource Incorporated †	57,500	2,047,575
Towers Watson & Company Class A	79,700	6,713,131

		12,896,055

Road & Rail : 1.13%
Genesee & Wyoming Incorporated †	44,900	4,025,734
Roadrunner Transportation Systems Incorporated †	121,900	3,685,037

		7,710,771

Trading Companies & Distributors : 1.49%
Applied Industrial Technologies Incorporated	144,900	7,557,984
MRC Global Incorporated †	99,400	2,665,908

		10,223,892

Information Technology : 11.69%

Communications Equipment : 0.56%
JDS Uniphase Corporation †	261,000	3,828,870

4

Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 1.83%
Fabrinet †	162,300	$2,403,663
MTS Systems Corporation	112,000	7,061,600
OSI Systems Incorporated †	43,700	3,076,043

		12,541,306

IT Services : 2.04%
Gartner Incorporated †	33,700	2,022,337
Genpact Limited	230,200	4,693,778
Sapient Corporation †	528,200	7,241,622

		13,957,737

Office Electronics : 0.52%
Zebra Technologies Corporation†	76,200	3,518,154

Semiconductors & Semiconductor Equipment : 3.68%
Atmel Corporation †	673,900	5,323,810
Entegris Incorporated †	273,600	2,607,408
Fairchild Semiconductor International Incorporated †	361,400	4,560,868
Integrated Device Technology Incorporated †	525,000	4,730,250
MA-COM Technology Solutions Holdings Incorporated †	166,800	2,673,804
Monolithic Power Systems Incorporated	89,000	2,330,020
Nanometrics Incorporated †	190,900	2,932,224

		25,158,384

Software : 3.06%
Cadence Design Systems Incorporated †	220,300	3,211,974
Comverse Incorporated †	58,830	1,842,556
NetScout Systems Incorporated †	182,900	4,852,337
PTC Incorporated †	292,100	7,910,068
Verint Systems Incorporated †	87,825	3,142,379

		20,959,314

Materials : 5.89%

Chemicals : 1.53%
Innophos Holdings Incorporated	98,800	4,924,192
Minerals Technologies Incorporated	80,300	3,693,800
Taminco Corporation «†	80,709	1,840,165

		10,458,157

Containers & Packaging : 2.08%
Berry Plastics Group Incorporated †	373,900	8,622,134
Packaging Corporation of America	104,000	5,594,160

		14,216,294

Metals & Mining : 2.28%
Compass Minerals International Incorporated	38,400	2,903,040
Globe Specialty Metals Incorporated	219,000	2,612,670
Horsehead Holding Corporation †	160,900	1,971,025
Kaiser Aluminum Corporation	70,300	4,587,075
Pretium Resources Incorporated †	419,600	3,541,424

		15,615,234

5

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund

Security name			Shares	Value
Utilities : 4.85%

Electric Utilities : 2.79%
Cleco Corporation			146,800	$7,121,268
IDACORP Incorporated			161,900	8,543,463
UNS Energy Corporation			67,700	3,442,545

				19,107,276

Multi-Utilities : 1.69%
Northwestern Corporation			272,981	11,519,798

Water Utilities : 0.37%
SJW Corporation			90,300	2,518,466

Total Common Stocks (Cost $475,319,469)				620,042,703

Investment Companies : 1.02%
iShares Russell 2000 Index ETF «			67,100	6,956,257

Total Investment Companies (Cost $6,538,443)				6,956,257

Short-Term Investments : 11.17%

		Yield
Investment Companies : 11.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	58,225,443	58,225,443
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.12	18,219,275	18,219,275
Total Short-Term Investments (Cost $76,444,718)				76,444,718

Total investments in securities (Cost $558,302,630)*	102.83%			703,443,678

Other assets and liabilities, net	(2.83)			(19,350,551)

Total net assets	100.00%			$684,093,127

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $561,881,118 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$151,536,297
Gross unrealized depreciation	(9,973,737)

Net unrealized appreciation	$141,562,560

6

Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$620,042,703	$0	$0	$620,042,703
Investment companies	6,956,257	0	0	6,956,257
Short-term investments
Investment companies	58,225,443	18,219,275	0	76,444,718

	$685,224,403	$18,219,275	$0	$703,443,678

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 94.03%

Consumer Discretionary : 6.54%

Auto Components : 0.42%
Gentex Corporation	667,400	$15,069,892

Diversified Consumer Services : 0.88%
Cambium Learning Group Incorporated †	1,421,000	1,932,560
Corinthian Colleges Incorporated †**	8,373,200	18,755,968
Strayer Education Incorporated	248,800	11,011,888

		31,700,416

Hotels, Restaurants & Leisure : 2.92%
Denny’s Corporation †	3,134,400	17,834,736
Scientific Games Corporation Class A †	3,119,900	42,524,237
The Wendy’s Company	6,402,900	45,524,619

		105,883,592

Household Durables : 1.54%
Cavco Industries Incorporated †**	732,500	40,133,675
Harman International Industries Incorporated	210,300	12,729,459
KB Home Incorporated	173,200	3,074,300

		55,937,434

Specialty Retail : 0.55%
Stage Stores Incorporated	303,500	7,575,360
Vitamin Shoppe Incorporated †	259,200	12,449,376

		20,024,736

Textiles, Apparel & Luxury Goods : 0.23%
Crocs Incorporated †	621,900	8,501,373

Consumer Staples : 0.86%

Personal Products : 0.86%
Prestige Brands Holdings Incorporated †	914,800	31,020,868

Energy : 25.27%

Energy Equipment & Services : 8.90%
Ensco plc Class A	198,100	11,359,054
Helix Energy Solutions Group Incorporated †	1,338,900	33,967,893
Helmerich & Payne Incorporated	621,600	39,285,120
ION Geophysical Corporation †	6,455,400	39,700,710
Key Energy Services Incorporated †	2,234,900	14,169,266
Newpark Resources Incorporated †**	7,028,900	80,410,616
Oceaneering International Incorporated	414,200	33,587,478
Parker Drilling Company †	3,139,960	19,059,557
PHI Incorporated (non-voting) †	603,800	21,253,760
PHI Incorporated (voting) †**	136,800	4,856,400
Vantage Drilling Company †	3,593,000	6,611,120
Willbros Group Incorporated †**	2,520,700	18,098,626

		322,359,600

Oil, Gas & Consumable Fuels : 16.37%
Clean Energy Fuels Corporation †	112,400	1,451,084
Comstock Resources Incorporated	139,500	2,339,415
Forest Oil Corporation †	596,900	3,056,128
InterOil Corporation †#**	4,949,374	424,161,352

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Company †	243,300	$5,985,180
PetroQuest Energy Incorporated †	238,400	1,072,800
Range Resources Corporation	1,061,000	83,925,100
Synergy Resources Corporation †	258,209	2,001,120
Trilogy Energy Corporation	2,436,100	68,925,193

		592,917,372

Financials : 18.35%

Commercial Banks : 4.28%
Ameris Bancorp †	270,900	5,214,825
Associated Banc-Corp	192,900	3,267,726
Bancorp Incorporated †	1,413,500	21,202,500
BBCN Bancorp Incorporated	643,600	9,402,996
CenterState Banks Incorporated	1,140,400	11,244,344
City National Corporation	238,400	16,575,952
First Horizon National Corporation	1,446,100	17,830,413
First Niagara Financial Group Incorporated	2,352,000	25,142,880
IBERIABANK Corporation	344,200	20,238,960
National Bank Holdings Corporation Class A	749,200	14,984,000
Park Sterling Corporation	953,200	6,386,440
Sandy Spring Bancorp Incorporated	147,100	3,595,124

		155,086,160

Insurance : 4.31%
Argo Group International Holdings Limited #**	2,122,100	94,751,765
Hilltop Holdings Incorporated †	1,778,900	30,294,667
Mercury General Corporation	365,000	16,133,000
OneBeacon Insurance Group Limited	1,029,400	14,926,300

		156,105,732

REITs : 9.62%
Anworth Mortgage Asset Corporation	1,559,000	7,576,740
Capstead Mortgage Corporation	2,193,700	25,929,534
Chimera Investment Corporation	48,480,000	144,470,400
GEO Group Incorporated	572,200	19,866,784
Hatteras Financial Corporation	410,000	8,236,900
Invesco Mortgage Capital Incorporated	2,683,800	44,094,834
MFA Mortgage Investments Incorporated	4,271,400	34,085,772
Redwood Trust Incorporated	2,026,200	34,323,828
Sun Communities Incorporated	620,200	30,030,084

		348,614,876

Thrifts & Mortgage Finance : 0.14%
Northwest Bancshares Incorporated	354,400	4,897,808

Health Care : 5.64%

Biotechnology : 0.01%
Amarin Corporation plc ADR †	80,000	436,800

Health Care Equipment & Supplies : 2.01%
Hologic Incorporated †	1,002,600	22,759,020
OraSure Technologies Incorporated †**	7,235,400	32,052,822
Symmetry Medical Incorporated †	248,600	2,165,306
Thoratec Corporation †	189,800	6,223,542
Varian Medical Systems Incorporated †	133,800	9,700,500

		72,901,190

2

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Providers & Services : 2.37%
Air Methods Corporation	219,700	$7,379,723
Amedisys Incorporated †	1,120,800	14,021,208
Cross Country Healthcare Incorporated †**	2,566,200	14,473,368
Gentiva Health Services Incorporated †**	2,527,300	27,143,202
Healthways Incorporated †	1,330,000	22,822,800

		85,840,301

Health Care Technology : 0.60%
Allscripts Healthcare Solutions Incorporated †	1,095,100	17,313,531
Medidata Solutions Incorporated †	48,600	4,496,958

		21,810,489

Life Sciences Tools & Services : 0.65%
Nordion Incorporated †	1,480,100	10,745,526
Parexel International Corporation †	256,800	12,698,760

		23,444,286

Industrials : 11.21%

Airlines : 5.86%
Alaska Air Group Incorporated	169,900	10,392,783
Delta Air Lines Incorporated †	3,869,700	82,153,731
Latam Airlines Group SP ADR	200,800	2,700,760
United Continental Holdings Incorporated †	2,907,000	101,308,950
US Airways Group Incorporated †	819,700	15,861,195

		212,417,419

Commercial Services & Supplies : 2.75%
ABM Industries Incorporated	1,899,600	49,199,640
ACCO Brands Corporation †	4,701,100	31,074,271
Healthcare Services Group Incorporated	780,200	19,200,722

		99,474,633

Construction & Engineering : 0.97%
Chicago Bridge & Iron Company NV	129,900	7,739,442
Primoris Services Corporation	1,312,900	27,308,320

		35,047,762

Electrical Equipment : 0.68%
GrafTech International Limited †	3,301,100	24,824,272

Professional Services : 0.45%
Hill International Incorporated †**	2,711,700	8,514,738
Kforce Incorporated	464,500	7,747,860

		16,262,598

Road & Rail : 0.25%
Covenant Transport Incorporated Class A †**	1,421,200	9,109,892

Trading Companies & Distributors : 0.25%
Applied Industrial Technologies Incorporated	170,900	8,914,144

Information Technology : 10.79%

Communications Equipment : 1.32%
Alcatel-Lucent SA ADR †	1,467,900	3,728,466

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small Cap Value Fund

Security name	Shares	Value
Communications Equipment (continued)
Brocade Communications Systems Incorporated †	3,843,300	$25,596,378
Harmonic Incorporated †	2,413,700	18,488,942

		47,813,786

Computers & Peripherals : 3.29%
Cray Incorporated †#**	2,728,200	63,212,394
Intermec Incorporated †**	3,527,700	35,030,061
Lexmark International Incorporated	249,700	9,361,253
Quantum Corporation †	7,194,800	11,511,680

		119,115,388

Electronic Equipment, Instruments & Components : 5.30%
Checkpoint Systems Incorporated †	1,540,600	26,498,320
Cognex Corporation	674,100	35,801,451
Coherent Incorporated	834,900	47,322,132
OSI Systems Incorporated †#**	1,171,200	82,440,768

		192,062,671

Internet Software & Services : 0.32%
Monster Worldwide Incorporated †	2,048,300	11,716,276

Office Electronics : 0.06%
Zebra Technologies Corporation Class A †	45,000	2,077,650

Software : 0.50%
Accelrys Incorporated †	1,790,100	15,627,573
Tangoe Incorporated †	141,250	2,550,975

		18,178,548

Materials : 14.23%

Chemicals : 0.47%
Calgon Carbon Corporation †	959,400	17,202,042

Containers & Packaging : 0.38%
Intertape Polymer Group Incorporated	1,163,300	13,598,977

Metals & Mining : 12.88%
Agnico-Eagle Mines Limited	908,700	25,816,167
Carpenter Technology Corporation	878,500	45,927,980
Dominion Diamond Corporation †	476,200	6,728,706
NovaGold Resources Incorporated †	2,650,200	7,712,082
Osisko Mining Corporation †	1,878,700	7,834,179
Randgold Resources Limited ADR #	3,264,900	242,484,123
Royal Gold Incorporated	747,700	38,648,613
Sandstorm Gold Limited †(i)	107,900	618,267
Sandstorm Gold Limited Canadian Exchange †	2,443,711	13,894,723
Silver Standard Resources Incorporated †	2,656,500	20,375,355
Steel Dynamics Incorporated	2,271,600	35,346,096
United States Steel Corporation	646,100	11,209,835
Webco Industries Incorporated †**(a)(i)	90,150	10,006,650

		466,602,776

Paper & Forest Products : 0.50%
Wausau Paper Corporation	1,589,300	18,102,127

4

Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name				Shares	Value
Telecommunication Services : 1.14%

Diversified Telecommunication Services : 1.14% Cincinnati Bell Incorporated †**				11,956,000	$41,248,200

Total Common Stocks (Cost $2,408,262,070)					3,406,322,086

Investment Companies : 1.45%
KBW Regional Banking ETF					6,331,256
Market Vectors Gold Miners ETF					31,401,121
Market Vectors Junior Gold Miners ETF					14,815,764

Total Investment Companies (Cost $68,112,651)					52,548,141

			Expiration date
Warrants : 0.01%

Materials : 0.01%

Metals & Mining : 0.01% Sandstorm Gold Limited†(i)			10-19-2015	470,263	219,770

Total Warrants (Cost $0)					219,770

		Yield
Short-Term Investments : 4.39%

Investment Companies : 4.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%		158,966,173	158,966,173

Total Short-Term Investments (Cost $158,966,173)					158,966,173

Total investments in securities (Cost $2,635,340,894)*	99.88%				3,618,056,170
Other assets and liabilities, net	0.12				4,508,857

Total net assets	100.00%				$3,622,565,027

†	Non-income-earning security
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,675,313,779 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,280,778,104
Gross unrealized depreciation	(338,035,713)

Net unrealized appreciation	$942,742,391

5

Wells Fargo Advantage Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indices. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$3,396,315,436	$10,006,650	$0	$3,406,322,086
Investment companies	52,548,141	0	0	52,548,141
Warrants	0	219,770	0	219,770
Short-term investments
Investment companies	158,966,173	0	0	158,966,173

	$3,607,829,750	$10,226,420	$0	$3,618,056,170

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(349,950)	$0	$(349,950)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased		Shares sold	Shares, end of period	Value, end of period
Argo Group International Holdings Limited	2,115,700	214,750	*	208,350	2,122,100	$94,751,765
Cavco Industries Incorporated	539,500	193,000		0	732,500	40,133,675
Cincinnati Bell Incorporated	9,419,300	3,533,900		997,200	11,956,000	41,248,200
Corinthian Colleges Incorporated	5,019,300	3,353,900		0	8,373,200	18,755,968
Covenant Transport Incorporated Class A	1,412,300	8,900		0	1,421,200	9,109,892
Cray Incorporated	3,468,455	41,500		781,755	2,728,200	63,212,394
Crexus Investment Corporation	4,085,800	0		4,085,800	0	0
Cross Country Healthcare Incorporated	2,581,900	4,900		20,600	2,566,200	14,473,368
dELiaA*s Incorporated	1,916,100	16,100		1,932,200	0	0
Gentiva Health Services Incorporated	2,421,800	150,600		45,100	2,527,300	27,143,202
Hill International Incorporated	2,775,200	66,500		130,000	2,711,700	8,514,738
Intermec Incorporated	3,718,000	0		190,300	3,527,700	35,030,061
InterOil Corporation	4,627,800	472,300		150,726	4,949,374	424,161,352
MRV Communications Incorporated	3,470,950	0		3,470,950	0	0
Newpark Resources Incorporated	7,309,456	9,400		289,956	7,028,900	80,410,616
OraSure Technologies Incorporated	6,780,100	874,000		418,700	7,235,400	32,052,822
OSI Systems Incorporated	614,140	557,060		0	1,171,200	82,440,768
PHI Incorporated (voting)	147,530	1,900		12,630	136,800	4,856,400
Skyline Corporation	874,400	147,700		1,022,100	0	0
Webco Industries Incorporated	89,900	250		0	90,150	10,006,650
Willbros Group Incorporated	2,070,000	450,700		0	2,520,700	18,098,626
						$1,004,400,497

*	Inclusive of stock dividend for 204,250 shares received on May 30, 2013.

Derivative transactions

As of July 31, 2013, the Fund entered into written options for economic hedging purposes. Open call options written at July 31, 2013 were as follow for the Fund:

Expiration Date		Number of contracts	Strike price	Market value
8-17-2013	Argo Group International Holdings Limited	100	$45.00	$(2,500)

8-17-2013	Cray Incorporated	100	20.00	(31,000)

8-17-2013	InterOil Corporation	100	85.00	(50,000)

8-17-2013	InterOil Corporation	100	90.00	(31,600)

8-17-2013	InterOil Corporation	300	87.50	(120,000)

9-21-2013	InterOil Corporation	200	135.00	(7,600)

9-21-2013	Argo Group International Holdings Limited	50	45.00	(4,500)

9-21-2013	OSI Systems Incorporated	100	75.00	(23,000)

9-21-2013	Rangold Resources Limited	150	80.00	(39,750)

10-19-2013	Cray Incorporated	200	22.50	(40,000)

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.15%

Consumer Discretionary : 8.50%

Auto Components : 0.98%
Gentex Corporation	84,300	$1,903,494

Hotels, Restaurants & Leisure : 2.15%
Century Casinos Incorporated †	922,700	3,460,125
Empire Resorts Incorporated †	214,700	697,775

		4,157,900

Household Durables : 2.43%
Cavco Industries Incorporated †	55,600	3,046,324
Skyline Corporation †	339,800	1,661,622

		4,707,946

Internet & Catalog Retail : 0.43%
dELiA*s Incorporated †	553,443	830,165

Leisure Equipment & Products : 0.36%
Black Diamond Incorporated †	66,700	689,678

Media : 1.87%
Cinemark Holdings Incorporated	25,400	739,648
Entravision Communications Corporation Class A	279,700	1,591,493
Interpublic Group of Companies Incorporated	78,500	1,291,325

		3,622,466

Specialty Retail : 0.28%
Stage Stores Incorporated	21,800	544,128

Consumer Staples : 0.41%

Household Products : 0.41%
WD-40 Company	13,900	799,389

Energy : 21.95%

Energy Equipment & Services : 5.74%
Cal Dive International Incorporated †	682,000	1,336,720
Helix Energy Solutions Group Incorporated †	103,150	2,616,916
Helmerich & Payne Incorporated	10,700	676,240
Key Energy Services Incorporated †	130,200	825,468
Newpark Resources Incorporated †	229,900	2,630,056
Parker Drilling Company †	177,300	1,076,211
Willbros Group Incorporated †	271,400	1,948,652

		11,110,263

Oil, Gas & Consumable Fuels : 16.21%
Canadian Natural Resources Limited	66,600	2,065,932
Clean Energy Fuels Corporation †	3,000	38,730
Gulfport Energy Corporation †	13,000	691,600
InterOil Corporation †	207,600	17,791,320
James River Coal Company †	332,100	657,558
Penn West Petroleum Limited	87,135	1,028,193
PostRock Energy Corporation †	442,400	814,016
Range Resources Corporation	33,900	2,681,490
Triangle Petroleum Corporation †	122,478	869,594

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Trilogy Energy Corporation	138,100	$3,907,298
Whiting Petroleum Corporation †	16,500	849,255

		31,394,986

Financials : 20.84%

Capital Markets : 0.44%
Safeguard Scientifics Incorporated †	56,900	850,655

Commercial Banks : 5.78%
1st United Bancorp Incorporated	143,500	1,116,430
American River Bankshares †	102,600	913,140
Bancorp Incorporated †	91,300	1,369,500
BBCN Bancorp Incorporated	21,706	317,125
First Niagara Financial Group Incorporated	127,100	1,358,699
IBERIABANK Corporation	10,398	611,402
Midsouth Bancorp Incorporated	29,100	474,330
Pacific Premier Bancorp Incorporated †	222,900	2,904,385
Sierra Bancorp	103,600	1,634,808
Univest Corporation of Pennsylvania	24,000	486,960

		11,186,779

Insurance : 4.32%
Argo Group International Holdings Limited	88,920	3,970,278
First Acceptance Corporation †	714,300	1,314,312
Health Insurance Innovations Incorporated Class A †	100,700	1,221,491
Hilltop Holdings Incorporated †	63,500	1,081,405
Mercury General Corporation	17,800	786,760

		8,374,246

REITs : 10.15%
Capstead Mortgage Corporation	70,400	832,128
Chimera Investment Corporation	2,563,800	7,640,124
GEO Group Incorporated	29,900	1,038,128
Hatteras Financial Corporation	14,900	299,341
MFA Mortgage Investments Incorporated	116,800	932,064
Origen Financial Incorporated	759,990	1,018,387
Redwood Trust Incorporated	108,700	1,841,378
Sun Communities Incorporated	40,298	1,951,229
UMH Properties Incorporated	376,100	4,110,773

		19,663,552

Thrifts & Mortgage Finance : 0.15%
Northwest Bancshares Incorporated	20,600	284,692

Health Care : 7.03%

Biotechnology : 0.78%
Amarin Corporation plc ADR †	27,600	150,696
Discovery Laboratories Incorporated †	836,900	1,347,409

		1,498,105

Health Care Equipment & Supplies : 2.32%
Allied Healthcare Products Incorporated †**	412,000	1,017,640
EnteroMedics Incorporated †	907,800	1,016,736
OraSure Technologies Incorporated †	385,990	1,709,936

2

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corporation	10,690	$753,217

		4,497,529

Health Care Providers & Services : 1.06%
Accretive Health Incorporated †	66,600	664,668
Cross Country Healthcare Incorporated †	114,900	648,036
Ensign Group Incorporated	19,400	741,856

		2,054,560

Health Care Technology : 2.87%
Allscripts Healthcare Solutions Incorporated †	21,800	344,658
Computer Programs & Systems Incorporated	31,950	1,780,893
Merge Healthcare Incorporated †	587,400	2,660,922
Omnicell Incorporated †	36,600	772,260

		5,558,733

Industrials : 13.17%

Aerospace & Defense : 0.93%
Orbital Sciences Corporation †	97,400	1,805,796

Airlines : 1.49%
JetBlue Airways Corporation †	294,600	1,926,684
US Airways Group Incorporated †	49,300	953,955

		2,880,639

Building Products : 1.61%
Patrick Industries Incorporated †	125,200	3,118,732

Commercial Services & Supplies : 3.58%
ABM Industries Incorporated	79,798	2,066,768
ACCO Brands Corporation †	283,800	1,875,918
Cintas Corporation	15,150	719,777
Healthcare Services Group Incorporated	55,400	1,363,394
Standard Parking Corporation †	39,200	902,384

		6,928,241

Construction & Engineering : 2.12%
Integrated Electrical Services Incorporated †	376,000	2,214,640
Primoris Services Corporation	90,600	1,884,480

		4,099,120

Electrical Equipment : 0.68%
GrafTech International Limited †	176,200	1,325,024

Machinery : 1.83%
Actuant Corporation Class A	29,800	1,052,238
Kaydon Corporation	45,600	1,326,048
Kennametal Incorporated	27,000	1,170,180

		3,548,466

Professional Services : 0.93%
Hill International Incorporated †	575,900	1,808,326

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

Security name	Shares	Value
Information Technology : 10.65%

Communications Equipment : 2.60%
BlackBerry Limited †	157,600	$1,391,608
Brocade Communications Systems Incorporated †	205,600	1,369,296
Sandvine Corporation †	1,208,800	2,282,531

		5,043,435

Computers & Peripherals : 1.76%
Cray Incorporated †	147,000	3,405,990

Electronic Equipment, Instruments & Components : 0.49%
GSI Group Incorporated †	112,200	943,602

IT Services : 3.44%
Henry Jack & Associates Incorporated	6,300	304,290
Official Payments Holdings Incorporated †	566,700	4,051,905
Western Union Company	128,870	2,314,505

		6,670,700

Semiconductors & Semiconductor Equipment : 1.58%
Advanced Micro Devices Incorporated †	217,500	819,975
FormFactor Incorporated †	306,900	2,231,163

		3,051,138

Software : 0.78%
Accelrys Incorporated †	67,760	591,545
Informatica Corporation †	24,200	923,714

		1,515,259

Materials : 14.28%

Containers & Packaging : 0.80%
Avery Dennison Corporation	18,900	845,397
Intertape Polymer Group Incorporated	60,500	707,245

		1,552,642

Metals & Mining : 13.48%
Agnico-Eagle Mines Limited	24,100	684,681
Endeavour Mining Corporation †	1,219,300	807,248
Goldcorp Incorporated	41,600	1,174,368
Goldgroup Mining Incorporated †	1,030,800	110,396
Goldgroup Mining Incorporated - Legend Shares †	1,041,000	111,489
Lucara Diamond Corporation †	1,580,800	1,303,053
McEwen Mining Incorporated †	1,002,300	1,964,508
Newmont Mining Corporation	51,300	1,539,000
NovaGold Resources Incorporated †	140,700	409,437
Randgold Resources Limited ADR	128,400	9,536,268
Rockwell Diamonds Incorporated †(a)	442,400	88,273
Rockwell Diamonds Incorporated - Canada Exchange †	193,750	38,671
Rockwell Diamonds Incorporated - Legend Shares †	500,000	99,796
Rockwell Diamonds Incorporated - Legend Shares †(i)	672,000	134,125
Royal Gold Incorporated	42,500	2,196,825
Sandstorm Gold Limited †	11,600	66,468
Sandstorm Gold Limited - Legend Shares †(i)	331,400	1,884,311
Sandstorm Gold Limited Canadian Exchange †	183,243	1,041,904
Sandstorm Metals & Energy Limited †	398,510	655,712
Silver Standard Resources Incorporated †	165,768	1,271,441

4

Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name				Shares	Value
Metals & Mining (continued)
United States Steel Corporation				56,785	$985,220

					26,103,194

Telecommunication Services : 1.32%

Diversified Telecommunication Services : 1.32%
Cincinnati Bell Incorporated †				740,500	2,554,725

Total Common Stocks (Cost $140,690,399)					190,084,295

Investment Companies : 1.10%
Market Vectors Junior Gold Miners ETF				52,871	2,139,669

Total Investment Companies (Cost $4,868,994)					2,139,669

			Expiration date
Warrants : 0.34%

Health Care : 0.08%

Health Care Equipment & Supplies : 0.08%
EnteroMedics Incorporated †(a)(i)			5-14-2016	270,908	130,686
EnteroMedics Incorporated †(a)(i)			9-28-2016	13,680	7,806
EnteroMedics Incorporated †(a)(i)			2-27-2018	48,280	15,324

					153,816

Materials : 0.26%

Metals & Mining : 0.26%
Sandstorm Gold Limited†(i)			4-23-2014	904,067	501,722

Total Warrants (Cost $15,993)					655,538

		Yield
Short-Term Investments : 0.96%

Investment Companies : 0.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%		1,859,791	1,859,791

Total Short-Term Investments (Cost $1,859,791)					1,859,791

Total investments in securities (Cost $147,435,177)*	100.55%				194,739,293
Other assets and liabilities, net	(0.55)				(1,071,049)

Total net assets	100.00%				$193,668,244

†	Non-income-earning security
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate

5

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund

(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $155,496,059 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$66,823,965
Gross unrealized depreciation	(27,580,731)

Net unrealized appreciation	$39,243,234

6

Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$189,996,022	$88,273	$0	$190,084,295
Investment companies	2,139,669	0	0	2,139,669
Warrants	0	655,538	0	655,538
Short-term investments
Investment companies	1,859,791	0	0	1,859,791

	$193,995,482	$743,811	$0	$194,739,293

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Allied Healthcare Products Incorporated	453,100	0	41,100	412,000	$1,017,640
Evans & Sutherland Computer Corporation	104,000	0	104,000	0	0

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 95.34%

Consumer Discretionary : 15.06%

Auto Components : 0.68%
Modine Manufacturing Company †	505,798	$5,563,773

Diversified Consumer Services : 2.93%
Hillenbrand Incorporated	370,502	9,184,745
Matthews International Corporation Class A	381,622	14,761,139

		23,945,884

Hotels, Restaurants & Leisure : 2.90%
Denny’s Corporation †	1,889,644	10,752,074
DineEquity Incorporated	112,500	7,837,875
Krispy Kreme Doughnuts Incorporated †	78,100	1,641,662
Ruby Tuesday Incorporated †	107,300	785,436
The Wendy’s Company	373,600	2,656,296

		23,673,343

Household Durables : 2.19%
Blyth Incorporated	223,782	3,135,186
Cavco Industries Incorporated †	111,249	6,095,333
Dixie Group Incorporated †**	733,977	6,598,453
Helen of Troy Limited †	47,000	1,996,560

		17,825,532

Media : 1.01%
AH Belo Corporation	1,100,660	8,254,950

Specialty Retail : 2.96%
Christopher & Banks Corporation †	711,645	4,867,652
Guess? Incorporated	266,000	8,958,880
The Men’s Wearhouse Incorporated	259,000	10,341,870

		24,168,402

Textiles, Apparel & Luxury Goods : 2.39%
Delta Apparel Incorporated †	304,839	4,892,666
Maidenform Brands Incorporated †	624,100	14,578,976

		19,471,642

Consumer Staples : 4.51%

Food & Staples Retailing : 0.65%
Casey’s General Stores Incorporated	30,700	2,033,261
SUPERVALU Incorporated †«	407,500	3,264,075

		5,297,336

Food Products : 1.97%
Seneca Foods Corporation Class A †	70,192	2,467,249
TreeHouse Foods Incorporated †	191,800	13,615,882

		16,083,131

Household Products : 1.89%
Central Garden & Pet Company †	250,592	1,876,934

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Household Products (continued)
Central Garden & Pet Company Class A †	201,902	$1,522,341
WD-40 Company	208,636	11,998,656

		15,397,931

Energy : 7.34%

Energy Equipment & Services : 2.61%
Atwood Oceanics Incorporated †	77,200	4,349,448
Cal Dive International Incorporated †«	391,800	767,928
Carbo Ceramics Incorporated «	91,300	8,021,618
Steel Excel Incorporated †	281,659	8,168,111

		21,307,105

Oil, Gas & Consumable Fuels : 4.73%
Bill Barrett Corporation †«	191,786	4,299,842
Comstock Resources Incorporated	680,863	11,418,073
Energy XXI (Bermuda) Limited	151,300	4,062,405
Penn Virginia Corporation †	743,300	3,746,232
Stone Energy Corporation †	453,937	11,057,905
Swift Energy Company †«	313,547	3,994,589

		38,579,046

Financials : 15.29%

Capital Markets : 2.98%
Apollo Investment Corporation	548,320	4,457,842
CIFC Corporation †	253,585	1,729,450
Investment Technology Group Incorporated †	573,851	8,154,423
Westwood Holdings Group Incorporated	201,612	10,028,181

		24,369,896

Commercial Banks : 7.21%
BBCN Bancorp Incorporated	204,500	2,987,745
First Citizens BancShares Incorporated	153,549	32,168,516
First Niagara Financial Group Incorporated	539,850	5,770,997
TCF Financial Corporation	381,436	5,813,085
UMB Financial Corporation	202,461	12,107,168

		58,847,511

Insurance : 2.57%
Brown & Brown Incorporated	288,000	9,501,120
Fortegra Financial Corporation †	289,220	1,952,235
Stewart Information Services Corporation	80,574	2,492,154
Validus Holdings Limited	198,100	7,018,683

		20,964,192

REITs : 1.59%
Hatteras Financial Corporation	250,800	5,038,572
Post Properties Incorporated	169,981	7,907,516

		12,946,088

Thrifts & Mortgage Finance : 0.94%
Pennymac Financial Service Incorporated †	105,455	2,066,918
Provident New York Bancorp	517,116	5,610,709

		7,677,627

2

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Health Care : 6.44%

Health Care Equipment & Supplies : 3.44%
Haemonetics Corporation †	175,900	$7,426,498
ICU Medical Incorporated †	47,450	3,401,691
Orthofix International NV †	22,200	504,162
Steris Corporation	79,000	3,556,580
Thoratec Corporation †	148,617	4,873,151
West Pharmaceutical Services Incorporated	112,941	8,330,528

		28,092,610

Health Care Providers & Services : 0.93%
Owens & Minor Incorporated «	140,900	5,066,764
VCA Antech Incorporated †	87,900	2,528,004

		7,594,768

Health Care Technology : 0.70%
Omnicell Incorporated †	269,600	5,688,560

Life Sciences Tools & Services : 1.37%
Bio-Rad Laboratories Incorporated Class A †	44,600	5,440,754
Cambrex Corporation †	394,948	5,785,988

		11,226,742

Industrials : 20.38%

Air Freight & Logistics : 1.40%
Forward Air Corporation	313,709	11,472,338

Building Products : 2.23%
Quanex Building Products Corporation	347,599	5,916,135
Simpson Manufacturing Company Incorporated	372,000	12,283,440

		18,199,575

Commercial Services & Supplies : 2.59%
ACCO Brands Corporation †	947,069	6,260,126
Courier Corporation	232,312	3,605,482
Viad Corporation	467,844	11,251,648

		21,117,256

Electrical Equipment : 2.00%
Franklin Electric Company Incorporated	437,674	16,307,733

Machinery : 6.73%
Commercial Vehicle Group Incorporated †	309,770	2,242,735
Douglas Dynamics Incorporated	553,048	7,947,300
John Bean Technologies Corporation	162,660	3,856,669
Kadant Incorporated **	801,480	26,240,455
Mueller Industries Incorporated	266,620	14,634,772

		54,921,931

Professional Services : 3.93%
FTI Consulting Incorporated †	208,800	7,779,888
Heidrick & Struggles International Incorporated	62,000	953,560
Insperity Incorporated	181,600	6,005,512
Korn/Ferry International †	487,500	9,520,875

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

Security name	Shares	Value
Professional Services (continued)
ScanSource Incorporated †	96,700	$3,443,487
Towers Watson & Company Class A	52,100	4,388,383

		32,091,705

Road & Rail : 0.45%
Arkansas Best Corporation	168,525	3,656,993

Transportation Infrastructure : 1.05%
Macquarie Infrastructure Company LLC	146,465	8,550,627

Information Technology : 17.58%

Communications Equipment : 1.49%
Aviat Networks Incorporated †	1,109,347	2,939,770
Black Box Corporation	87,400	2,365,044
Ixia †	209,500	2,912,050
NETGEAR Incorporated †	133,400	3,976,654

		12,193,518

Computers & Peripherals : 1.55%
Imation Corporation †**	2,706,550	12,666,654

Electronic Equipment, Instruments & Components : 2.80%
AVX Corporation	622,648	7,963,668
GSI Group Incorporated †	262,400	2,206,784
Orbotech Limited †	525,615	6,480,833
Vishay Intertechnology Incorporated †	431,521	6,209,587

		22,860,872

Internet Software & Services : 0.84%
EarthLink Incorporated	1,089,975	6,834,143

IT Services : 1.51%
Global Payments Incorporated	118,500	5,487,735
Sykes Enterprises Incorporated †	387,900	6,811,524

		12,299,259

Semiconductors & Semiconductor Equipment : 4.68%
ATMI Incorporated †	661,433	16,436,610
DSP Group Incorporated †	713,064	5,312,327
Exar Corporation †	492,972	6,413,566
Lattice Semiconductor Corporation †	1,696,481	8,753,842
Sunedison Incorporated †	127,600	1,286,208

		38,202,553

Software : 4.71%
ACI Worldwide Incorporated †	246,132	11,654,350
Micros Systems Incorporated †	66,700	3,250,291
NetScout Systems Incorporated †	309,743	8,217,482
Progress Software Corporation †	328,097	8,396,002
TIBCO Software Incorporated †	275,700	6,875,958

		38,394,083

Materials : 6.48%

Chemicals : 2.74%
A. Schulman Incorporated	276,505	7,410,334

4

Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name				Shares	Value
Chemicals (continued)
American Pacific Corporation †				129,533	$4,711,115
Innospec Incorporated				87,900	3,772,668
Plastec Technologies Limited †(a)(i)				152,638	854,773
Sensient Technologies Corporation				127,800	5,624,478

					22,373,368

Metals & Mining : 1.05%
Royal Gold Incorporated				165,000	8,528,850

Paper & Forest Products : 2.69%
Clearwater Paper Corporation †				59,894	2,930,014
Neenah Paper Incorporated				355,468	14,065,869
Schweitzer Manduit International Incorporated				92,024	4,982,179

					21,978,062

Telecommunication Services : 1.17%

Wireless Telecommunication Services : 1.17%
Leap Wireless International Incorporated †				572,900	9,555,972

Utilities : 1.09%

Electric Utilities : 1.09%
ALLETE Incorporated				166,253	8,914,486

Total Common Stocks (Cost $665,675,987)					778,096,047

			Expiration date
Warrants : 0.00%

Aerospace & Defense : 0.00%
Plastec Technologies Limited †(a)(i)			11/18/2014	145,800	0

Total Warrants (Cost $0)					0

		Yield
Short-Term Investments : 6.30%

Investment Companies : 6.30%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%		35,881,995	35,881,995
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.12		15,545,125	15,545,125

Total Short-Term Investments (Cost $51,427,120)					51,427,120

Total investments in securities (Cost $717,103,107)*	101.64%				829,523,167
Other assets and liabilities, net	(1.64)				(13,402,374)

Total net assets	100.00%				$816,120,793

†	Non-income-earning security
**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940,as amended, as the Fund holds 5% or more of the issuer’s outstanding voting shares.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

5

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund

(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $727,539,296 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$198,633,852
Gross unrealized depreciation	(96,649,981)

Net unrealized appreciation	$101,983,871

6

Wells Fargo Advantage Special Small Cap Value Fund (“the Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$777,241,274	$0	$854,773	$778,096,047
Short-term investments
Investment companies	35,881,995	15,545,125	0	51,427,120

	$813,123,269	$15,545,125	$854,773	$829,523,167

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
AH Belo Corporation	1,165,260	14,700	79,300	1,100,660	$8,254,950
Dixie Group Incorporated	728,577	5,400	0	733,977	6,598,453
Imation Corporation	2,708,521	77,600	79,571	2,706,550	12,666,654
Kadant Incorporated	986,302	13,500	198,322	801,480	26,240,455

					$53,760,512

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.05%

Consumer Discretionary : 15.84%
Auto Components : 0.83%
Dana Holding Corporation	60,400	$1,319,740

Diversified Consumer Services : 0.79%
Grand Canyon Education Incorporated †	37,100	1,254,722

Hotels, Restaurants & Leisure : 1.62%
BJ’s Restaurants Incorporated †	35,400	1,261,656
Bravo Brio Restaurant Group Incorporated †	80,800	1,320,272

		2,581,928

Household Durables : 1.57%
Ethan Allen Interiors Incorporated	48,718	1,479,566
SodaStream International Limited «†	15,600	1,015,248

		2,494,814

Internet & Catalog Retail : 2.77%
RetailMeNot Incorporated †	34,748	988,581
Shutterfly Incorporated †	63,700	3,413,683

		4,402,264

Media : 0.22%
Shutterstock Incorporated †	6,582	349,833

Specialty Retail : 7.07%
Francescas Holdings Corporation †	38,600	959,596
Group 1 Automotive Incorporated	23,300	1,696,007
Lumber Liquidators Holdings Incorporated †	19,700	1,907,354
Pier 1 Imports Incorporated	85,300	2,004,550
Select Comfort Corporation †	40,700	929,995
Ulta Salon Cosmetics & Fragrance Incorporated †	17,100	1,725,390
Vitamin Shoppe Incorporated †	42,338	2,033,494

		11,256,386

Textiles, Apparel & Luxury Goods : 0.97%
Oxford Industries Incorporated	22,800	1,542,876

Consumer Staples : 0.89%

Food Products : 0.89%
Annie’s Incorporated †	34,100	1,408,671

Energy : 4.50%

Energy Equipment & Services : 0.61%
ION Geophysical Corporation †	157,500	968,625

Oil, Gas & Consumable Fuels : 3.89%
Comstock Resources Incorporated	74,400	1,247,688
Energy XXI (Bermuda) Limited	68,200	1,831,170
Oasis Petroleum Incorporated †	55,600	2,337,424
Rosetta Resources Incorporated †	17,000	775,370

		6,191,652

1

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name	Shares	Value
Financials : 9.09%

Capital Markets : 2.88%
Financial Engines Incorporated	56,800	$2,711,632
Stifel Financial Corporation †	49,900	1,878,735

		4,590,367

Commercial Banks : 2.44%
Signature Bank †	17,300	1,583,815
SVB Financial Group †	26,400	2,302,608

		3,886,423

Consumer Finance : 1.85%
Portfolio Recovery Associates Incorporated †	19,700	2,941,407

Diversified Financial Services : 1.25%
MarketAxess Holdings Incorporated	38,400	1,985,280

Insurance : 0.67%
First American Financial Corporation	46,600	1,059,218

Health Care : 21.00%

Biotechnology : 4.78%
Achillion Pharmaceuticals Incorporated †	65,079	464,664
Alnylam Pharmaceuticals Incorporated †	27,900	1,288,143
Array BioPharma Incorporated †	110,300	734,598
Cepheid Incorporated †	54,200	1,889,954
Exact Sciences Corporation †	115,900	1,590,148
ISIS Pharmaceuticals Incorporated †	27,600	796,260
NPS Pharmaceuticals Incorporated †	46,300	833,863

		7,597,630

Health Care Equipment & Supplies : 6.76%
Align Technology Incorporated †	58,700	2,526,448
Cardiovascular Systems Incorporated †	71,784	1,478,033
DexCom Incorporated †	124,337	2,708,060
Endologix Incorporated †	170,700	2,668,041
NxStage Medical Incorporated †	106,400	1,378,944

		10,759,526

Health Care Providers & Services : 2.98%
ExamWorks Group Incorporated †	153,000	3,714,840
Healthways Incorporated †	60,191	1,032,878

		4,747,718

Health Care Technology : 4.12%
Athena Health Incorporated †	19,400	2,171,830
HealthStream Incorporated †	91,800	2,891,700
HMS Holdings Corporation †	61,600	1,490,104

		6,553,634

Pharmaceuticals : 2.36%
Akorn Incorporated †	82,300	1,167,837
Pacira Pharmaceuticals Incorporated †	11,900	403,767
Santarus Incorporated †	26,100	634,752

2

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
The Medicines Company †	49,900	$1,541,910

		3,748,266

Industrials : 15.90%

Aerospace & Defense : 3.35%
Hexcel Corporation †	97,943	3,448,573
TASER International Incorporated †	212,600	1,887,888

		5,336,461

Air Freight & Logistics : 1.38%
Echo Global Logistics Incorporated †	101,100	2,200,947

Building Products : 1.35%
Gibraltar Industries Incorporated †	75,900	1,168,860
USG Corporation †	39,000	980,070

		2,148,930

Commercial Services & Supplies : 1.40%
InnerWorkings Incorporated †	190,749	2,227,948

Electrical Equipment : 1.01%
Polypore International Incorporated †	38,137	1,601,373

Machinery : 3.45%
Barnes Group Incorporated	104,300	3,441,900
RBC Bearings Incorporated †	37,247	2,043,370

		5,485,270

Professional Services : 1.37%
Wageworks Incorporated †	64,520	2,178,840

Trading Companies & Distributors : 2.59%
Beacon Roofing Supply Incorporated †	64,800	2,643,192
MSC Industrial Direct Company	18,200	1,473,290

		4,116,482

Information Technology : 26.13%

Communications Equipment : 2.73%
Aruba Networks Incorporated †	108,700	1,932,686
Procera Networks Incorporated †	109,271	1,630,323
Sonus Networks Incorporated †	226,200	773,604

		4,336,613

Electronic Equipment, Instruments & Components : 0.69%
IPG Photonics Corporation «	18,100	1,102,290

Internet Software & Services : 8.62%
Angie’s List Incorporated «†	34,034	749,429
Bankrate Incorporated «†	134,100	2,404,413
Demandware Incorporated †	32,000	1,421,440
Liquidity Services Incorporated «†	33,500	954,750
LivePerson Incorporated †	115,642	1,068,532
Pandora Media Incorporated †	117,300	2,151,282

3

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund

Security name			Shares	Value
Internet Software & Services (continued)
Responsys Incorporated †			80,100	$1,160,649
SPS Commerce Incorporated †			19,609	1,265,369
Support.com Incorporated †			501,537	2,532,762

				13,708,626

Semiconductors & Semiconductor Equipment : 4.29%
Cavium Incorporated †			104,300	3,813,208
Mellanox Technologies Limited «†			42,300	1,930,995
Power Integrations Incorporated			19,500	1,075,425

				6,819,628

Software : 9.80%
Concur Technologies Incorporated «†			46,478	4,131,429
Fleetmatics Group plc †			48,812	1,838,260
Infoblox Incorporated †			49,100	1,605,570
Qlik Technologies Incorporated †			75,500	2,364,660
Realpage Incorporated «†			64,300	1,296,288
Sourcefire Incorporated †			20,900	1,576,487
Ultimate Software Group Incorporated †			20,574	2,783,662

				15,596,356

Materials : 2.36%

Chemicals : 0.66%
Rockwood Holdings Incorporated			15,552	1,053,337

Metals & Mining : 1.70%
Materion Corporation			89,666	2,702,533

Telecommunication Services : 1.34%

Diversified Telecommunication Services : 1.34%
Cogent Communications Group Incorporated			74,662	2,136,826

Total Common Stocks (Cost $112,139,428)				154,393,440

Short-Term Investments : 7.75%

		Yield
Investment Companies : 7.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.08%	4,148,070	4,148,070
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.12	8,185,875	8,185,875
Total Short-Term Investments (Cost $12,333,945)				12,333,945

Total investments in securities (Cost $124,473,373)*	104.80%			166,727,385
Other assets and liabilities, net	(4.80)			(7,635,172)

Total net assets	100.00%			$159,092,213

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

4

Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments — July 31, 2013 (unaudited)

*	Cost for federal income tax purposes is $125,759,131 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,854,783
Gross unrealized depreciation	(3,886,529)

Net unrealized appreciation	$40,968,254

5

Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$154,393,440	$0	$0	$154,393,440
Short-term investments
Investment companies	4,148,070	8,185,875	0	12,333,945

	$158,541,510	$8,185,875	$0	$166,727,385

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	September 25, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	September 25, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	September 25, 2013